Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 8.8% )
a
Value
Basic Materials (0.6%)
Ball Metalpack Finco, LLC, Term
Loan
$ 170,187
4.690%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 169,095
Chemours Company, Term Loan
562,600
1.860%,  (LIBOR 1M +
1.750%), 4/3/2025
b
545,255
Hexion, Inc., Term Loan
645,542
3.740%,  (LIBOR 3M +
3.500%), 7/1/2026
b
645,142
INEOS US Petrochem, LLC, Term
Loan
990,000
3.250%,  (LIBOR 3M +
2.750%), 1/29/2026
b
986,287
Innophos Holdings, Inc., Term
Loan
643,500
3.609%,  (LIBOR 1M +
3.500%), 2/7/2027
b
641,087
Momentive Performance Materials
USA, LLC, Term Loan
612,098
3.360%,  (LIBOR 1M +
3.250%), 5/15/2024
b
601,386
Nouryon USA, LLC, Term Loan
1,543,348
2.860%,  (LIBOR 1M +
2.750%), 10/1/2025
b
1,518,592
Pixelle Specialty Solutions, LLC,
Term Loan
1,126,960
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,125,788
Venator Finance SARL, Term Loan
743,075
3.109%,  (LIBOR 1M +
3.000%), 8/8/2024
b
732,241
Total 6,964,873
Capital Goods (1.0%)
Flex Acquisition Company, Inc.,
Term Loan
1,292,022
3.238%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,269,412
265,000
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
261,399
Gemini HDPE, LLC, Term Loan
935,000
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
929,745
GFL Environmental, Inc., Term
Loan
997,500
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
997,500
Mauser Packaging Solutions
Holding Company, Term Loan
918,655
3.443%,  (LIBOR 3M +
3.250%), 4/3/2024
b
897,985
Natgasoline, LLC, Term Loan
777,113
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
769,341
Navistar, Inc., Term Loan
1,304,650
3.620%,  (LIBOR 1M +
3.500%), 11/6/2024
b
1,304,324
Pactiv Evergreen Group Holdings,
Inc., Term Loan
452,803
2.859%,  (LIBOR 1M +
2.750%), 2/5/2023
b
450,612
648,375
3.359%,  (LIBOR 1M +
3.250%), 2/5/2026
b
640,595
Principal
Amount Bank Loans (8.8%)
a
Value
Capital Goods (1.0%) - continued
TransDigm, Inc., Term Loan
$ 2,276,188
2.359%,  (LIBOR 1M +
2.250%), 12/9/2025
b
$ 2,226,863
TricorBraun Holdings, Inc.,
Delayed Draw
211,171
0.000%,  (LIBOR 1M +
3.250%), 3/3/2028
b,d,e
208,970
TricorBraun Holdings, Inc., Term
Loan
938,830
0.000%,  (LIBOR 3M +
3.250%), 3/3/2028
b,d,e
929,047
Total 10,885,793
Communications Services (2.0%)
Altice France SA, Term Loan
572,687
2.859%,  (LIBOR 1M +
2.750%), 7/31/2025
b
560,924
Cablevision Lightpath, LLC, Term
Loan
932,663
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
930,331
CCI Buyer, Inc., Term Loan
240,000
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
240,226
CommScope, Inc., Term Loan
1,654,800
3.359%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,642,472
CSC Holdings, LLC, Term Loan
623,937
2.356%,  (LIBOR 1M +
2.250%), 7/17/2025
b,d,e
614,709
Diamond Sports Group, LLC, Term
Loan
963,630
3.360%,  (LIBOR 1M +
3.250%), 8/24/2026
b
657,678
E.W. Scripps Company, Term Loan
458,850
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
456,771
Eagle Broadband Investments,
LLC, Term Loan
1,551,113
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
1,545,947
Entercom Media Corporation, Term
Loan
866,019
2.609%,  (LIBOR 1M +
2.500%), 11/17/2024
b
845,884
GCI, LLC, Term Loan
1,168,377
3.500%,  (LIBOR 1M +
2.750%), 10/15/2025
b,d,e
1,161,565
HCP Acquisition, LLC, Term Loan
1,227,500
3.750%,  (LIBOR 1M +
2.750%), 5/16/2024
b
1,224,800
iHeartCommunications, Inc., Term
Loan
747,431
3.109%,  (LIBOR 1M +
3.000%), 5/1/2026
b
737,737
Intermediate Dutch Holdings, Term
Loan
570,000
0.000%,  (LIBOR 1M +
4.000%), 3/5/2028
b,d,e
567,435
Lumen Technologies, Inc., Term
Loan
1,088,945
2.359%,  (LIBOR 1M +
2.250%), 3/15/2027
b,d,e
1,076,215

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.8%)
a
Value
Communications Services (2.0%) - continued
Meredith Corporation, Term Loan
$ 805,940
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
$ 817,191
NEP Group, Inc., Term Loan
1,290,300
3.359%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,249,256
Nexstar Broadcasting, Inc., Term
Loan
1,450,446
2.615%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,438,305
Nielsen Finance, LLC, Term Loan
406,919
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
407,619
Radiate Holdco, LLC, Term Loan
2,209,462
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
2,207,209
Terrier Media Buyer, Inc., Term
Loan
1,211,963
3.609%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,200,013
TNS, Inc., Term Loan
956,807
4.110%,  (LIBOR 1M +
4.000%), 8/14/2022
b
951,621
WideOpenWest Finance, LLC,
Term Loan
1,190,036
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,185,799
Xplornet Communications, Inc.,
Term Loan
959,230
4.859%,  (LIBOR 1M +
4.750%), 6/10/2027
b
958,482
Ziggo Financing Partnership, Term
Loan
615,000
2.606%,  (LIBOR 1M +
2.500%), 4/30/2028
b,d,e
608,290
Total 23,286,479
Consumer Cyclical (1.5%)
1011778 B.C., LLC, Term Loan
1,419,249
1.859%,  (LIBOR 1M +
1.750%), 11/19/2026
b,d,e
1,392,198
Caesars Resort Collection, LLC,
Term Loan
1,238,775
4.609%,  (LIBOR 1M +
4.500%), 7/20/2025
b
1,240,323
Carnival Corporation, Term Loan
621,867
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
640,523
Cengage Learning, Inc., Term
Loan
611,754
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
604,493
City Brewing Company, LLC, Term
Loan
160,000
0.000%,  (LIBOR 1M +
3.500%), 4/1/2028
b,d,e
159,200
CP Atlas Buyer, Inc., Term Loan
760,000
4.250%,  (LIBOR 2M +
3.750%), 11/23/2027
b
754,422
Golden Entertainment, Inc., Term
Loan
1,864,725
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,836,754
Principal
Amount Bank Loans (8.8%)
a
Value
Consumer Cyclical (1.5%) - continued
Golden Nugget, LLC, Term Loan
$ 919,972
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
$ 904,562
Harbor Freight Tools USA, Inc.,
Term Loan
1,206,975
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
1,204,778
LCPR Loan Financing, LLC, Term
Loan
790,000
0.000%,  (LIBOR 3M +
3.750%), 10/23/2026
b,d,e
790,988
Michaels Stores, Inc., Term Loan
880,575
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
879,254
Scientific Games International,
Inc., Term Loan
3,292,185
2.859%,  (LIBOR 1M +
2.750%), 8/14/2024
b
3,226,111
Staples, Inc., Term Loan
351,814
4.705%,  (LIBOR 3M +
4.500%), 9/12/2024
b
345,510
573,141
5.205%,  (LIBOR 3M +
5.000%), 4/12/2026
b
558,337
Stars Group Holdings BV, Term
Loan
763,134
3.703%,  (LIBOR 3M +
3.500%), 7/10/2025
b
763,561
Tenneco, Inc., Term Loan
929,744
3.109%,  (LIBOR 1M +
3.000%), 10/1/2025
b
904,409
Truck Hero, Inc., Term Loan
210,000
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
209,330
Wyndham Hotels & Resorts, Inc.,
Term Loan
682,500
1.859%,  (LIBOR 1M +
1.750%), 5/30/2025
b
674,726
Total 17,089,479
Consumer Non-Cyclical (1.4%)
Adient US, LLC, Term Loan
373,101
4.380%,  (LIBOR 1M +
4.250%), 5/6/2024
b
372,635
Bausch Health Americas, Inc.,
Term Loan
1,607,399
3.109%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,601,307
Chobani, LLC, Term Loan
482,575
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
481,851
CNT Holdings I Corporation, Term
Loan
625,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
623,244
175,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,c
176,750
Dole Food Company, Inc., Term
Loan
1,268,520
3.754%,  (LIBOR 1M +
2.750%), 4/6/2024
b
1,267,289
Endo Luxembourg Finance
Company, Term Loan
590,000
0.000%,  (LIBOR 1M +
5.000%), 3/25/2028
b,d,e
583,363

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.8%)
a
Value
Consumer Non-Cyclical (1.4%) - continued
Global Medical Response, Inc.,
Term Loan
$ 280,575
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
$ 278,622
2,857,837
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
2,846,406
MPH Acquisition Holdings, LLC,
Term Loan
2,283,977
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
2,270,228
Ortho-Clinical Diagnostics SA,
Term Loan
1,425,300
3.359%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,422,093
PetSmart, Inc., Term Loan
1,470,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,466,619
Plantronics, Inc., Term Loan
370,875
2.650%,  (LIBOR 1M +
2.500%), 7/2/2025
b
365,578
Precision Medicine Group, LLC,
Delayed Draw
118,846
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
117,881
Precision Medicine Group, LLC,
Term Loan
908,876
3.750%,  (LIBOR 3M +
3.750%), 11/20/2027
b
901,496
Sotera Health Holdings, LLC, Term
Loan
595,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
592,769
Total 15,368,131
Energy (0.1%)
Calpine Corporation, Term Loan
1,206,975
2.610%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,198,574
Lealand Finance Company BV,
Term Loan
273,483
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
148,592
Total 1,347,166
Financials (0.6%)
Asurion, LLC, Term Loan
399,000
3.359%,  (LIBOR 1M +
3.250%), 12/23/2026
b
396,223
1,310,000
3.359%,  (LIBOR 1M +
3.250%), 8/3/2027
b,d,e
1,299,900
810,000
5.359%,  (LIBOR 1M +
5.250%), 2/3/2028
b
824,175
Avolon TLB Borrower 1 US, LLC,
Term Loan
573,580
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
571,177
Blackstone CQP Holdco, LP, Term
Loan
648,450
3.687%,  (LIBOR 3M +
3.500%), 9/30/2024
b
646,427
MoneyGram International, Inc.,
Term Loan
730,980
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
730,614
Principal
Amount Bank Loans (8.8%)
a
Value
Financials (0.6%) - continued
NCR Corporation, Term Loan
$ 1,099,688
2.720%,  (LIBOR 3M +
2.500%), 8/28/2026
b,c
$ 1,085,941
Newco Financing Partnership,
Term Loan
185,000
3.606%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
184,406
Northriver Midstream Finance, LP,
Term Loan
1,081,174
3.488%,  (LIBOR 3M +
3.250%), 10/1/2025
b
1,065,130
UPC Financing Partnership, Term
Loan
185,000
3.606%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
184,406
Total 6,988,399
Technology (0.7%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
989,254
3.712%,  (LIBOR 3M +
3.500%), 8/21/2026
b
948,863
Lummus Technology Holdings V,
LLC, Term Loan
635,000
3.609%,  (LIBOR 1M +
3.500%), 6/30/2027
b
631,558
Prime Security Services Borrower,
LLC, Term Loan
2,755,000
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
2,742,079
Rackspace Technology Global,
Inc., Term Loan
1,775,000
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,757,800
SS&C Technologies, Inc., Term
Loan
163,531
1.859%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
161,639
108,379
1.859%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
107,125
Zayo Group Holdings, Inc., Term
Loan
1,848,388
0.000%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,832,178
Total 8,181,242
Transportation (0.5%)
American Airlines, Inc., Term Loan
2,090,000
0.000%,  (LIBOR 1M +
4.750%), 3/24/2028
b,d,e
2,138,990
Genesee & Wyoming, Inc., Term
Loan
1,282,050
2.203%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,276,845
SkyMiles IP, Ltd., Term Loan
1,245,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,306,005
United Airlines, Inc., Term Loan
962,468
1.865%,  (LIBOR 1M +
1.750%), 4/1/2024
b
933,420
Total 5,655,260

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.8%)
a
Value
Utilities (0.4%)
Advanced Drainage Systems, Inc.,
Term Loan
$ 112,616
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
$ 112,616
Core and Main, LP, Term Loan
827,212
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
823,242
EnergySolutions, LLC, Term Loan
612,675
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
608,846
Exgen Renewables IV, LLC, Term
Loan
1,241,888
3.750%,  (LIBOR 3M +
3.000%), 12/11/2027
b,d,e
1,242,409
PG&E Corporation, Term Loan
1,576,030
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
1,572,579
Talen Energy Supply, LLC, Term
Loan
451,825
3.859%,  (LIBOR 1M +
3.750%), 7/8/2026
b
438,270
Total 4,797,962
Total Bank Loans
(cost $100,988,166) 100,564,784
Principal
Amount Long-Term Fixed Income ( 54.0% ) Value
Asset-Backed Securities (2.4%)
522 Funding CLO, Ltd.
1,325,000
2.624%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,g
1,324,314
1,300,000
4.051%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,g
1,303,949
Ares LVII CLO, Ltd.
1,250,000
4.594%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,g
1,257,715
Babson CLO, Ltd.
2,075,000
3.124%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
2,013,070
Benefit Street Partners CLO II, Ltd.
1,000,000
2.141%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,g
986,219
Cent CLO, LP
3,875,000
2.518%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
3,875,585
Conn's Receivables Funding
265,435
1.710%,  6/16/2025, Ser.
2020-A, Class A
g
266,308
Dryden 36 Senior Loan Fund
1,025,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
1,025,072
Foundation Finance Trust
331,133
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
336,760
Principal
Amount Long-Term Fixed Income (54.0%) Value
Asset-Backed Securities (2.4%) - continued
Galaxy XIX CLO, Ltd.
$ 500,000
2.033%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,g
$ 500,051
Harley Marine Financing, LLC
1,818,946
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,696,616
Octagon Investment Partners 50,
Ltd.
1,550,000
4.470%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,g
1,555,585
Palmer Square CLO, Ltd.
2,000,000
2.241%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,g
1,994,796
Palmer Square Loan Funding, Ltd.
1,300,000
2.474%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
1,300,360
Saxon Asset Securities Trust
567,623
3.672%,  8/25/2035, Ser.
2004-2, Class MF2
b
548,272
Sound Point CLO X, Ltd.
1,575,000
2.924%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
1,575,969
TCI-Flatiron CLO, Ltd.
3,200,000
2.436%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,g
3,194,656
THL Credit Wind River CLO, Ltd.
1,575,000
3.091%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,559,688
VCAT Asset Securitization, LLC
350,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
349,276
Vericrest Opportunity Loan Trust
1,000,000
4.336%,  2/25/2050, Ser.
2020-NPL2, Class A2
g,h
993,575
Total 27,657,836
Basic Materials (1.0%)
Air Products and Chemicals, Inc.
74,000 1.500%,  10/15/2025 75,075
Alcoa Nederland Holding BV
490,000 5.500%,  12/15/2027
g
527,436
Anglo American Capital plc
131,000 2.250%,  3/17/2028
g
129,027
BWAY Holding Company
500,000 5.500%,  4/15/2024
g
506,875
Chemours Company
260,000 5.750%,  11/15/2028
g
273,758
Cleveland-Cliffs, Inc.
330,000 5.875%,  6/1/2027 341,550
210,000 4.625%,  3/1/2029
g
209,643
210,000 4.875%,  3/1/2031
g
209,475
Consolidated Energy Finance SA
375,000 6.875%,  6/15/2025
g
382,031
DuPont de Nemours, Inc.
130,000 4.725%,  11/15/2028 151,098

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Basic Materials (1.0%) - continued
EI du Pont de Nemours &
Company
$ 104,000 1.700%,  7/15/2025 $ 105,732
First Quantum Minerals, Ltd.
610,000 7.500%,  4/1/2025
g
629,825
Freeport-McMoRan, Inc.
470,000 4.125%,  3/1/2028 494,064
500,000 4.250%,  3/1/2030 532,500
Hecla Mining Company
160,000 7.250%,  2/15/2028 171,600
Hudbay Minerals, Inc.
370,000 4.500%,  4/1/2026
g
384,545
Ingevity Corporation
560,000 3.875%,  11/1/2028
g
543,200
Kinross Gold Corporation
142,000 5.125%,  9/1/2021 143,024
Kraton Polymers, LLC
490,000 4.250%,  12/15/2025
g
491,838
LYB International Finance III, LLC
183,000 1.250%,  10/1/2025 180,690
Mercer International, Inc.
360,000 5.125%,  2/1/2029
g
372,960
Mosaic Company
73,000 3.250%,  11/15/2022 75,833
196,000 4.050%,  11/15/2027 217,567
Norbord, Inc.
390,000 5.750%,  7/15/2027
g
415,662
Novelis Corporation
370,000 5.875%,  9/30/2026
g
386,188
210,000 4.750%,  1/30/2030
g
216,447
Nucor Corporation
75,000 2.000%,  6/1/2025 76,942
Nutrien, Ltd.
130,000 4.000%,  12/15/2026 145,702
OCI NV
560,000 4.625%,  10/15/2025
g
578,900
Olin Corporation
670,000 5.125%,  9/15/2027 693,450
Steel Dynamics, Inc.
89,000 2.400%,  6/15/2025 92,760
Syngenta Finance NV
200,000 3.933%,  4/23/2021
g
200,370
Tronox Finance plc
300,000 5.750%,  10/1/2025
g
312,939
United States Steel Corporation
580,000 6.875%,  3/1/2029 593,050
Venator Finance SARL
370,000 5.750%,  7/15/2025
g
358,900
Westlake Chemical Corporation
130,000 3.600%,  8/15/2026 140,520
Xstrata Finance Canada, Ltd.
213,000 4.950%,  11/15/2021
g
218,947
Total 11,580,123
Capital Goods (1.8%)
AECOM
910,000 5.125%,  3/15/2027 990,194
Amsted Industries, Inc.
410,000 5.625%,  7/1/2027
g
435,112
Ardagh Packaging Finance plc
334,000 6.000%,  2/15/2025
g
344,187
540,000 5.250%,  8/15/2027
g
550,843
Principal
Amount Long-Term Fixed Income (54.0%) Value
Capital Goods (1.8%) - continued
Boeing Company
$ 340,000 4.875%,  5/1/2025 $ 378,572
222,000 2.196%,  2/4/2026 221,312
197,000 3.250%,  3/1/2028 201,566
262,000 5.150%,  5/1/2030 301,757
Bombardier, Inc.
380,000 7.500%,  3/15/2025
g
373,825
380,000 7.875%,  4/15/2027
g
372,662
Brand Industrial Services, Inc.
185,000 8.500%,  7/15/2025
g
186,443
BWAY Holding Company
390,000 7.250%,  4/15/2025
g
390,000
Carrier Global Corporation
196,000 2.722%,  2/15/2030 197,782
Caterpillar Financial Services
Corporation
97,000 1.900%,  9/6/2022 99,299
228,000 1.950%,  11/18/2022 233,887
148,000 1.450%,  5/15/2025 150,019
Chart Industries, Inc., Convertible
310,000 1.000%,  11/15/2024
g
769,381
Cintas Corporation No. 2
213,000 2.900%,  4/1/2022 217,927
CNH Industrial Capital, LLC
215,000 4.875%,  4/1/2021 215,000
89,000 1.950%,  7/2/2023 91,392
Cornerstone Building Brands, Inc.
520,000 6.125%,  1/15/2029
g
553,800
Covanta Holding Corporation
360,000 6.000%,  1/1/2027 375,750
125,000 5.000%,  9/1/2030 126,250
CP Atlas Buyer, Inc.
340,000 7.000%,  12/1/2028
g
357,357
Crown Cork & Seal Company, Inc.
610,000 7.375%,  12/15/2026 734,287
General Electric Company
603,000
3.514%,  (LIBOR 3M +
3.330%), 6/15/2021
b,i
569,835
131,000 3.625%,  5/1/2030 141,043
GFL Environmental, Inc.
130,000 4.000%,  8/1/2028
g
125,775
375,000 3.500%,  9/1/2028
g
363,750
Greenbrier Companies, Inc.,
Convertible
118,000 2.875%,  2/1/2024 128,325
H&E Equipment Services, Inc.
400,000 3.875%,  12/15/2028
g
389,000
Honeywell International, Inc.
149,000 1.350%,  6/1/2025 151,151
Howmet Aerospace, Inc.
480,000 6.875%,  5/1/2025 556,200
Huntington Ingalls Industries, Inc.
196,000 4.200%,  5/1/2030 217,419
Jeld-Wen, Inc.
450,000 4.625%,  12/15/2025
g
455,625
John Deere Capital Corporation
116,000 1.200%,  4/6/2023 117,839
228,000 2.050%,  1/9/2025
j
237,185
196,000 1.500%,  3/6/2028 190,867
KBR, Inc., Convertible
665,000 2.500%,  11/1/2023 1,048,622
Meritor, Inc.
260,000 4.500%,  12/15/2028
g
260,780

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Capital Goods (1.8%) - continued
NESCO Holdings II, Inc.
$ 125,000 5.500%,  4/15/2029
e,g
$ 128,225
Otis Worldwide Corporation
230,000 2.056%,  4/5/2025 236,819
Owens-Brockway Glass Container,
Inc.
340,000 5.875%,  8/15/2023
g
364,225
Parker-Hannifin Corporation
320,000 2.700%,  6/14/2024 339,304
Patrick Industries, Inc., Convertible
197,000 1.000%,  2/1/2023 229,751
Raytheon Technologies
Corporation
131,000 4.125%,  11/16/2028 147,523
Republic Services, Inc.
131,000 3.950%,  5/15/2028 146,197
Roper Technologies, Inc.
156,000 2.350%,  9/15/2024 163,055
149,000 1.000%,  9/15/2025 146,449
Siemens
Financieringsmaatschappij NV
196,000 1.700%,  3/11/2028
g
192,413
SRM Escrow Issuer, LLC
465,000 6.000%,  11/1/2028
g
487,320
Standard Industries, Inc.
690,000 4.375%,  7/15/2030
g
696,210
Textron, Inc.
196,000 3.650%,  3/15/2027 211,075
Titan Acquisition, Ltd.
160,000 7.750%,  4/15/2026
g
166,192
TransDigm, Inc.
290,000 6.250%,  3/15/2026
g
307,458
1,000,000 5.500%,  11/15/2027 1,035,130
100,000 4.625%,  1/15/2029
g
98,605
United Rentals North America, Inc.
520,000 4.875%,  1/15/2028 547,752
310,000 4.000%,  7/15/2030 315,503
United Technologies Corporation
195,000 3.950%,  8/16/2025 216,574
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
g
189,394
WESCO Distribution, Inc.
430,000 7.250%,  6/15/2028
g
480,050
WW Grainger, Inc.
153,000 1.850%,  2/15/2025 157,660
Total 20,824,904
Collateralized Mortgage Obligations (5.9%)
Alternative Loan Trust
717,091
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 573,073
Antler Mortgage Trust
9,617
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
g
9,620
624,110
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
g
625,219
Banc of America Alternative Loan
Trust
913,713
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 905,097
Principal
Amount Long-Term Fixed Income (54.0%) Value
Collateralized Mortgage Obligations (5.9%) -
continued
Banc of America Mortgage
Securities Trust
$ 769,814
2.631%,  9/25/2035, Ser.
2005-H, Class 3A1
b
$ 774,412
Bear Stearns Adjustable Rate
Mortgage Trust
166,136
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
169,349
Bellemeade Re, Ltd.
1,194,767
1.709%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
1,195,140
1,261,722
3.509%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,g
1,266,041
517,685
2.409%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,g
518,837
Business Jet Securities, LLC
572,391
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
579,420
CHL Mortgage Pass-Through Trust
1,017,128
2.716%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
894,547
465,844
2.793%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
478,337
1,441,010
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,127,653
CIM Trust
818,170
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
866,517
Citigroup Mortgage Loan Trust,
Inc.
1,491,951
2.963%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,495,751
Countrywide Alternative Loan Trust
709,604
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 703,512
304,700
2.746%,  10/25/2035, Ser.
2005-43, Class 4A1
b
292,297
237,443
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 228,353
980,582
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 512,977
Countrywide Home Loan
Mortgage Pass Through Trust
635,047
2.669%,  11/25/2035, Ser.
2005-22, Class 2A1
b
605,485
Credit Suisse First Boston
Mortgage Securities Corporation
167,328
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 165,699
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
1,087,143
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 1,099,601
492,820
1.996%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
486,973
Eagle Re, Ltd.
1,383,599
1.909%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
1,386,337

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Collateralized Mortgage Obligations (5.9%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 918,606
2.500%,  12/15/2022, Ser.
4155, Class AI
k
$ 13,795
768,285
2.500%,  5/15/2027, Ser.
4106, Class HI
k
32,832
2,363,464
3.000%,  5/15/2027, Ser.
4046, Class GI
k
126,185
2,019,010
3.000%,  7/15/2027, Ser.
4084, Class NI
k
121,752
2,954,803
3.000%,  7/15/2027, Ser.
4074, Class IO
k
180,767
1,006,810
2.500%,  2/15/2028, Ser.
4162, Class AI
k
53,054
2,218,397
2.500%,  2/15/2028, Ser.
4161, Class UI
k
123,923
3,281,608
2.500%,  3/15/2028, Ser.
4177, Class EI
k
180,547
2,897,644
3.500%,  10/15/2032, Ser.
4119, Class KI
k
357,162
1,841,915
3.000%,  2/15/2033, Ser.
4170, Class IG
k
190,905
3,257,474
3.000%,  4/15/2033, Ser.
4203, Class DI
k
238,038
Federal National Mortgage
Association - REMIC
4,055,197
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
216,886
2,607,642
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
124,174
5,350,085
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
250,011
2,412,036
3.500%,  9/25/2027, Ser.
2012-98, Class YI
k
152,695
6,835,342
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
436,311
3,579,851
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
182,631
1,760,351
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
92,016
4,668,549
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
243,387
1,551,341
2.500%,  2/25/2028, Ser.
2013-46, Class CI
k
69,134
1,530,564
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
90,016
944,040
3.000%,  4/25/2028, Ser.
2013-30, Class DI
k
58,703
3,514,334
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
189,788
2,175,894
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
219,892
18,733,812
1.500%,  2/25/2036, Ser.
2021-1, Class IY
k
1,247,252
10,371,779
1.500%,  2/25/2036, Ser.
2021-3, Class UI
k
575,589
First Horizon Alternative Mortgage
Securities Trust
363,554
2.423%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
347,962
340,903
2.504%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
332,742
Principal
Amount Long-Term Fixed Income (54.0%) Value
Collateralized Mortgage Obligations (5.9%) -
continued
Genworth Mortgage Insurance
Corporation
$ 1,000,000
2.009%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
$ 1,001,390
GMAC Mortgage Corporation
Loan Trust
754,023
3.657%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
751,078
Government National Mortgage
Association
904,214
4.000%,  1/16/2027, Ser.
2012-3, Class IO
k
54,607
IndyMac IMJA Mortgage Loan
Trust
1,054,605
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 684,568
IndyMac INDX Mortgage Loan
Trust
2,429,874
0.529%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
2,299,976
J.P. Morgan Alternative Loan Trust
1,126,935
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 903,866
J.P. Morgan Mortgage Trust
133,042
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 144,077
502,002
2.945%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
443,228
Legacy Mortgage Asset Trust
1,900,928
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
1,922,384
Master Asset Securitization Trust
1,066,283
0.609%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
238,373
MASTR Alternative Loans Trust
477,274
0.559%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
70,262
Merrill Lynch Alternative Note
Asset Trust
606,776
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 377,577
Merrill Lynch Mortgage Investors
Trust
1,036,204
3.554%,  6/25/2035, Ser.
2005-A5, Class M1
b
602,214
Oaktown Re II, Ltd.
516,383
1.659%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
516,549
Preston Ridge Partners Mortgage
Trust, LLC
1,821,662
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,836,752
1,335,886
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
1,339,140
967,336
3.671%,  8/25/2025, Ser.
2020-2, Class A1
g,h
978,079

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Collateralized Mortgage Obligations (5.9%) -
continued
Radnor RE, Ltd.
$ 138,364
1.509%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
$ 138,384
2,300,000
2.809%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,g
2,317,898
RCO Mortgage, LLC
1,032,788
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
1,038,608
Renaissance Home Equity Loan
Trust
1,471,186
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
825,071
Residential Accredit Loans, Inc.
Trust
765,317
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 748,285
412,308
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 410,255
465,131
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 450,728
916,394
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 873,007
857,222
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 835,938
Residential Asset Securitization
Trust
513,685
2.545%,  1/25/2034, Ser.
2004-IP1, Class A1
b
525,333
1,503,256
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,554,926
Residential Funding Mortgage
Security I Trust
584,910
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 561,114
Sequoia Mortgage Trust
771,592
3.114%,  9/20/2046, Ser.
2007-1, Class 4A1
b
600,526
Silver Hill Trust
1,237,771
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
1,280,842
Stanwich Mortgage Loan Trust
734,809
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
738,988
Starwood Mortgage Residential
Trust
983,259
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,g
1,004,304
1,600,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
1,670,054
Structured Adjustable Rate
Mortgage Loan Trust
308,448
3.223%,  7/25/2035, Ser.
2005-15, Class 4A1
b
288,143
221,576
3.212%,  9/25/2035, Ser.
2005-18, Class 1A1
b
180,415
Structured Asset Mortgage
Investments, Inc.
661,815
0.729%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
637,602
Principal
Amount Long-Term Fixed Income (54.0%) Value
Collateralized Mortgage Obligations (5.9%) -
continued
Toorak Mortgage Corporation
$ 2,300,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
$ 2,324,982
1,750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
1,754,039
Vericrest Opportunity Loan
Transferee
1,250,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
g,h
1,241,945
1,550,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
1,543,865
1,800,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
g,h
1,795,237
525,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
c,g,h
525,000
Verus Securitization Trust
1,355,745
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
1,358,579
WaMu Mortgage Pass Through
Certificates
854,004
1.139%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
801,143
844,841
1.707%,  (COF 11 + 1.250%),
3/25/2047, Ser. 2007-OA2,
Class 2A
b
820,817
Washington Mutual Mortgage Pass
Through Certificates
1,158,827
7.000%,  4/25/2037, Ser.
2007-2, Class 1A1 662,388
Washington Mutual Mortgage
Pass-Through Certificates
464,275
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 457,378
Total 67,538,310
Commercial Mortgage-Backed Securities (0.1%)
BFLD Trust
1,250,000
1.806%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
1,262,502
Total 1,262,502
Communications Services (2.5%)
AMC Networks, Inc.
460,000 4.250%,  2/15/2029 447,350
American Tower Corporation
125,000 3.375%,  5/15/2024 134,015
260,000 4.400%,  2/15/2026 292,915
196,000 3.800%,  8/15/2029 213,396
AT&T, Inc.
254,000 4.450%,  4/1/2024 278,601
260,000 1.700%,  3/25/2026 259,909
196,000 4.300%,  2/15/2030 220,651
CCO Holdings, LLC
650,000 5.500%,  5/1/2026
g
670,345
620,000 5.125%,  5/1/2027
g
655,535
970,000 4.500%,  8/15/2030
g
988,624
Cengage Learning, Inc.
530,000 9.500%,  6/15/2024
g
539,937
Charter Communications
Operating, LLC
227,000 4.500%,  2/1/2024 248,279

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Communications Services (2.5%) - continued
$ 139,000 4.908%,  7/23/2025 $ 157,577
196,000 5.050%,  3/30/2029 225,286
Clear Channel Worldwide
Holdings, Inc.
455,000 7.750%,  4/15/2028
g
449,995
Comcast Corporation
56,000 3.700%,  4/15/2024 61,159
152,000 3.950%,  10/15/2025 169,805
156,000 2.350%,  1/15/2027 162,840
326,000 3.400%,  4/1/2030 352,968
Consolidated Communications,
Inc.
220,000 5.000%,  10/1/2028
g
221,716
Cox Communications, Inc.
163,000 2.950%,  6/30/2023
g
170,412
Crown Castle International
Corporation
131,000 3.800%,  2/15/2028 142,709
CSC Holdings, LLC
325,000 5.500%,  5/15/2026
g
335,075
680,000 5.375%,  2/1/2028
g
714,850
Cumulus Media New Holdings,
Inc.
340,000 6.750%,  7/1/2026
g,j
346,375
Deutsche Telekom International
Finance BV
164,000 2.485%,  9/19/2023
g
170,797
Discovery Communications, LLC
148,000 2.950%,  3/20/2023 154,626
DISH DBS Corporation
330,000 7.375%,  7/1/2028 346,186
Embarq Corporation
230,000 7.995%,  6/1/2036 265,008
Entercom Media Corporation
330,000 6.500%,  5/1/2027
g,j
341,137
Fox Corporation
209,000 4.030%,  1/25/2024 227,021
130,000 4.709%,  1/25/2029 149,639
Front Range BidCo, Inc.
490,000 4.000%,  3/1/2027
g
481,425
340,000 6.125%,  3/1/2028
g
348,925
Frontier Communications
Corporation
300,000 5.875%,  10/15/2027
g
318,000
125,000 6.750%,  5/1/2029
g
131,837
GCI, LLC
380,000 4.750%,  10/15/2028
g
389,025
Hughes Satellite Systems
Corporation
200,000 6.625%,  8/1/2026 221,620
iHeartCommunications, Inc.
385,000 4.750%,  1/15/2028
g
387,887
LCPR Senior Secured Financing
DAC
330,000 6.750%,  10/15/2027
g
351,830
Level 3 Financing, Inc.
580,000 4.625%,  9/15/2027
g
596,919
820,000 4.250%,  7/1/2028
g
829,274
Liberty Interactive, LLC,
Convertible
222,000 3.500%,  1/15/2031 220,890
Ligado Networks, LLC
185,000
0.000%,PIK 15.500%,
11/1/2023
c,f,g
173,340
Principal
Amount Long-Term Fixed Income (54.0%) Value
Communications Services (2.5%) - continued
Meredith Corporation
$ 400,000 6.500%,  7/1/2025
g
$ 429,152
Netflix, Inc.
148,000 5.875%,  2/15/2025 169,645
960,000 4.875%,  4/15/2028 1,086,000
Nexstar Escrow Corporation
520,000 5.625%,  7/15/2027
g
545,022
Nielsen Finance, LLC
170,000 5.625%,  10/1/2028
g
178,713
NTT Finance Corporation
156,000 1.162%,  4/3/2026
g
153,940
Omnicom Group, Inc.
130,000 4.200%,  6/1/2030 146,296
Radiate Holdco, LLC
210,000 6.500%,  9/15/2028
g
221,750
Scripps Escrow II, Inc.
260,000 3.875%,  1/15/2029
g
255,450
205,000 5.375%,  1/15/2031
g
203,463
SFR Group SA
840,000 7.375%,  5/1/2026
g
873,684
Sinclair Television Group, Inc.
570,000 5.500%,  3/1/2030
g
554,325
Sirius XM Radio, Inc.
605,000 5.000%,  8/1/2027
g
634,675
Sprint Capital Corporation
520,000 6.875%,  11/15/2028 655,704
395,000 8.750%,  3/15/2032 584,106
Sprint Corporation
1,240,000 7.625%,  2/15/2025 1,478,700
Terrier Media Buyer, Inc.
270,000 8.875%,  12/15/2027
g
290,534
T-Mobile USA, Inc.
151,000 3.500%,  4/15/2025
g
162,911
195,000 3.750%,  4/15/2027
g
213,166
261,000 3.875%,  4/15/2030
g
283,279
185,000 2.875%,  2/15/2031 178,803
United States Cellular Corporation
330,000 6.700%,  12/15/2033 399,693
Uniti Group, LP
185,000 6.500%,  2/15/2029
g
182,688
Univision Communications, Inc.
680,000 6.625%,  6/1/2027
g
726,189
VeriSign, Inc.
295,000 4.750%,  7/15/2027 313,069
Verizon Communications, Inc.
131,000 0.750%,  3/22/2024 131,144
178,000
1.298%,  (LIBOR 3M +
1.100%), 5/15/2025
b
182,005
296,000 0.850%,  11/20/2025 289,673
260,000 2.100%,  3/22/2028 261,089
196,000 3.150%,  3/22/2030 206,726
131,000 2.550%,  3/21/2031 130,881
Viacom, Inc.
138,000 5.875%,  2/28/2057
b
140,251
ViaSat, Inc.
540,000 5.625%,  9/15/2025
g
548,888
VTR Finance NV
250,000 6.375%,  7/15/2028
g,j
270,000
Walt Disney Company
260,000 1.750%,  1/13/2026 265,933
130,000 3.800%,  3/22/2030 144,899

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Communications Services (2.5%) - continued
Ziggo BV
$ 492,000 5.500%,  1/15/2027
g
$ 512,295
Total 28,570,451
Consumer Cyclical (3.3%)
1011778 B.C., ULC
560,000 4.375%,  1/15/2028
g
562,643
Allied Universal Holdco, LLC
400,000 6.625%,  7/15/2026
g
424,192
Allison Transmission, Inc
535,000 3.750%,  1/30/2031
g
518,281
Amazon.com, Inc.
131,000 1.500%,  6/3/2030 124,827
American Axle & Manufacturing,
Inc.
630,000 6.500%,  4/1/2027
j
653,625
American Honda Finance
Corporation
61,000 1.200%,  7/8/2025 60,741
Best Buy Company, Inc.
131,000 1.950%,  10/1/2030 123,390
Bloomin' Brands, Inc., Convertible
199,000 5.000%,  5/1/2025
g
480,336
BMW Finance NV
161,000 2.250%,  8/12/2022
g
164,791
Booking Holdings, Inc.,
Convertible
99,000 0.900%,  9/15/2021 116,028
Brookfield Residential Properties,
Inc.
810,000 6.250%,  9/15/2027
g
845,438
Burlington Stores, Inc., Convertible
777,000 2.250%,  4/15/2025
g
1,166,957
Caesars Entertainment, Inc.
125,000 8.125%,  7/1/2027
g
137,843
Carnival Corporation
390,000 11.500%,  4/1/2023
g
447,038
270,000 10.500%,  2/1/2026
g
317,588
130,000 7.625%,  3/1/2026
g
139,659
420,000 5.750%,  3/1/2027
g
431,025
Cedar Fair, LP
490,000 5.250%,  7/15/2029 503,666
Cinemark USA, Inc.
430,000 5.875%,  3/15/2026
g
440,294
Clarios Global, LP
185,000 8.500%,  5/15/2027
g
199,106
Colt Merger Sub, Inc.
830,000 6.250%,  7/1/2025
g
884,792
D.R. Horton, Inc.
75,000 2.600%,  10/15/2025 78,885
Daimler Finance North America,
LLC
191,000 1.450%,  3/2/2026
g
189,334
Dana, Inc.
395,000 5.625%,  6/15/2028 422,650
Darden Restaurants, Inc.
260,000 3.850%,  5/1/2027 283,036
Dick's Sporting Goods, Inc.,
Convertible
311,000 3.250%,  4/15/2025
g
712,579
Empire Communities Corporation
390,000 7.000%,  12/15/2025
g
410,963
Principal
Amount Long-Term Fixed Income (54.0%) Value
Consumer Cyclical (3.3%) - continued
Expedia Group, Inc., Convertible
$ 468,000 Zero Coupon,  2/15/2026
g
$ 510,822
Ford Motor Company
230,000 9.000%,  4/22/2025 278,556
130,000 9.625%,  4/22/2030 181,420
465,000 7.450%,  7/16/2031 586,286
Ford Motor Company, Convertible
850,000 Zero Coupon,  3/15/2026
g
858,500
Ford Motor Credit Company, LLC
1,300,000 4.063%,  11/1/2024 1,363,765
920,000 4.134%,  8/4/2025 962,251
Gap, Inc.
250,000 8.625%,  5/15/2025
g
279,938
General Motors Company
148,000 6.125%,  10/1/2025 174,034
196,000 6.800%,  10/1/2027 243,150
General Motors Financial
Company, Inc.
141,000 3.150%,  6/30/2022 144,968
311,000 3.950%,  4/13/2024 334,710
56,000 2.900%,  2/26/2025 58,715
149,000 2.750%,  6/20/2025 155,542
270,000 5.700%,  9/30/2030
b,i
291,600
Hanesbrands, Inc.
530,000 4.875%,  5/15/2026
g
568,425
Harley-Davidson Financial
Services, Inc.
240,000 4.050%,  2/4/2022
g
246,787
Herc Holdings, Inc.
330,000 5.500%,  7/15/2027
g
351,186
Hilton Domestic Operating
Company, Inc.
1,000,000 4.875%,  1/15/2030 1,060,800
Home Depot, Inc.
148,000 3.750%,  2/15/2024 160,667
131,000 2.950%,  6/15/2029 138,889
Hyundai Capital America
105,000 1.800%,  10/15/2025
g
104,893
196,000 3.000%,  2/10/2027
g
203,918
International Game Technology plc
425,000 5.250%,  1/15/2029
g
443,275
KB Home
430,000 4.800%,  11/15/2029 450,425
Kohl's Corporation
265,000 9.500%,  5/15/2025 343,605
130,000 3.375%,  5/1/2031 130,102
L Brands, Inc.
560,000 6.625%,  10/1/2030
g
639,408
130,000 6.875%,  11/1/2035 154,933
Landry's, Inc.
405,000 6.750%,  10/15/2024
g
409,524
Lennar Corporation
86,000 4.125%,  1/15/2022 87,333
16,000 4.875%,  12/15/2023 17,477
77,000 5.875%,  11/15/2024 87,395
148,000 4.750%,  5/30/2025 164,835
Levi Strauss & Company
540,000 3.500%,  3/1/2031
g
521,100
Live Nation Entertainment, Inc.
260,000 3.750%,  1/15/2028
g
256,425
Lowe's Companies, Inc.
148,000 4.000%,  4/15/2025 163,741
130,000 4.500%,  4/15/2030 149,954

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Consumer Cyclical (3.3%) - continued
Marriott International, Inc.
$ 94,000 5.750%,  5/1/2025 $ 107,864
298,000 3.750%,  10/1/2025 318,311
Mattamy Group Corporation
550,000 5.250%,  12/15/2027
g
575,438
McDonald's Corporation
392,000 3.800%,  4/1/2028 433,909
MGM Resorts International
844,000 5.750%,  6/15/2025 919,960
Nissan Motor Company, Ltd.
155,000 3.043%,  9/15/2023
g
162,163
O'Reilly Automotive, Inc.
196,000 3.900%,  6/1/2029 214,780
PetSmart, Inc.
300,000 4.750%,  2/15/2028
g
306,813
280,000 7.750%,  2/15/2029
g
303,086
Prime Security Services Borrower,
LLC
880,000 5.750%,  4/15/2026
g
952,204
Procter & Gamble Company
130,000 1.200%,  10/29/2030 120,300
Ralph Lauren Corporation
149,000 1.700%,  6/15/2022 151,363
Real Hero Merger Sub 2, Inc.
270,000 6.250%,  2/1/2029
g
278,775
Realogy Group, LLC
460,000 5.750%,  1/15/2029
g
453,675
Rite Aid Corporation
185,000 7.500%,  7/1/2025
g
192,169
Ross Stores, Inc.
131,000 1.875%,  4/15/2031 122,889
Royal Caribbean Cruises, Ltd.
520,000 9.125%,  6/15/2023
g
573,004
200,000 11.500%,  6/1/2025
g
233,250
200,000 5.500%,  4/1/2028
g
201,000
Scientific Games International, Inc.
620,000 5.000%,  10/15/2025
g
642,134
440,000 7.250%,  11/15/2029
g
477,400
SeaWorld Parks and
Entertainment, Inc.
260,000 9.500%,  8/1/2025
g
282,575
Six Flags Entertainment
Corporation
255,000 5.500%,  4/15/2027
g
264,244
Six Flags Theme Parks, Inc.
240,000 7.000%,  7/1/2025
g
259,500
Staples, Inc.
680,000 7.500%,  4/15/2026
g
717,230
Target Corporation
131,000 2.350%,  2/15/2030 132,813
Tenneco, Inc.
260,000 5.000%,  7/15/2026
j
245,050
TJX Companies, Inc.
148,000 3.500%,  4/15/2025 161,339
Toll Brothers Finance Corporation
297,000 5.875%,  2/15/2022 304,425
Toyota Motor Credit Corporation
149,000 0.450%,  1/11/2024 148,592
202,000 0.800%,  10/16/2025 198,481
Uber Technologies, Inc.
270,000 6.250%,  1/15/2028
g
294,084
Under Armour, Inc., Convertible
98,000 1.500%,  6/1/2024
g
192,019
Principal
Amount Long-Term Fixed Income (54.0%) Value
Consumer Cyclical (3.3%) - continued
VF Corporation
$ 151,000 2.050%,  4/23/2022 $ 153,474
Vista Outdoor, Inc.
460,000 4.500%,  3/15/2029
g
455,149
Volkswagen Group of America
Finance, LLC
250,000 4.250%,  11/13/2023
g
271,697
74,000 3.350%,  5/13/2025
g
79,455
Wyndham Destinations, Inc.
330,000 6.625%,  7/31/2026
g
374,666
Wyndham Hotels & Resorts, Inc.
195,000 4.375%,  8/15/2028
g
197,243
Yum! Brands, Inc.
510,000 4.750%,  1/15/2030
g
539,223
ZF North America Capital, Inc.
260,000 4.750%,  4/29/2025
g
279,118
Total 37,409,925
Consumer Non-Cyclical (3.2%)
Abbott Laboratories
260,000 3.875%,  9/15/2025 288,376
AbbVie, Inc.
142,000 2.900%,  11/6/2022 147,270
162,000 2.800%,  3/15/2023 167,975
610,000 3.600%,  5/14/2025 664,550
261,000 3.200%,  11/21/2029 277,645
Agilent Technologies, Inc
131,000 2.300%,  3/12/2031 127,559
Albertson's Companies, Inc.
805,000 3.500%,  3/15/2029
g
766,070
250,000 4.875%,  2/15/2030
g
257,000
Altria Group, Inc.
158,000 4.400%,  2/14/2026 178,168
130,000 4.800%,  2/14/2029 149,371
Amgen, Inc.
196,000 2.450%,  2/21/2030 197,357
Anheuser-Busch Companies, LLC
160,000 3.650%,  2/1/2026 175,918
Anheuser-Busch InBev Worldwide,
Inc.
133,000 4.150%,  1/23/2025 147,804
261,000 4.750%,  1/23/2029 304,991
Anthem, Inc.
221,000 2.375%,  1/15/2025 230,972
130,000 2.550%,  3/15/2031 130,021
Aramark Services, Inc.
250,000 6.375%,  5/1/2025
g,j
265,000
AstraZeneca plc
259,000 0.700%,  4/8/2026 249,451
BAT Capital Corporation
117,000 3.222%,  8/15/2024 124,648
BAT International Finance plc
149,000 1.668%,  3/25/2026 147,477
Bausch Health Companies, Inc.
160,000 5.000%,  1/30/2028
g
162,000
590,000 5.000%,  2/15/2029
g
585,944
Becton, Dickinson and Company
196,000 2.823%,  5/20/2030 200,931
Boston Scientific Corporation
192,000 3.450%,  3/1/2024 206,112
Bristol-Myers Squibb Company
260,000 3.200%,  6/15/2026 282,815
195,000 3.900%,  2/20/2028 219,354

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Consumer Non-Cyclical (3.2%) - continued
Bunge, Ltd. Finance Corporation
$ 126,000 1.630%,  8/17/2025 $ 126,055
Callaway Golf Company,
Convertible
60,000 2.750%,  5/1/2026
g,j
102,675
Cargill, Inc.
152,000 1.375%,  7/23/2023
g
155,123
Centene Corporation
229,000 5.375%,  8/15/2026
g
241,572
200,000 4.250%,  12/15/2027 210,375
210,000 4.625%,  12/15/2029 227,284
800,000 3.000%,  10/15/2030 798,672
Central Garden & Pet Company
460,000 4.125%,  10/15/2030 464,600
Cigna Corporation
209,000 4.125%,  11/15/2025 233,036
Coca-Cola Company
196,000 1.500%,  3/5/2028 192,715
Community Health Systems, Inc.
185,000 5.625%,  3/15/2027
g
193,787
260,000 6.000%,  1/15/2029
g
274,950
490,000 6.875%,  4/15/2029
g
512,966
Conagra Brands, Inc.
155,000 4.300%,  5/1/2024 170,919
Constellation Brands, Inc.
261,000 3.150%,  8/1/2029 273,378
CVS Health Corporation
142,000 2.750%,  12/1/2022 146,654
198,000 4.100%,  3/25/2025 219,338
261,000 4.300%,  3/25/2028 296,387
131,000 3.750%,  4/1/2030 142,903
DaVita, Inc.
610,000 4.625%,  6/1/2030
g
621,505
Diageo Capital plc
179,000 1.375%,  9/29/2025 180,662
Edgewell Personal Care Company
260,000 5.500%,  6/1/2028
g
274,560
Encompass Health Corporation
700,000 4.500%,  2/1/2028 716,884
Endo Finance, LLC
250,000 9.500%,  7/31/2027
g
271,563
Energizer Holdings, Inc.
445,000 4.375%,  3/31/2029
g
446,557
Estee Lauder Companies, Inc.
130,000 1.950%,  3/15/2031 125,987
General Mills, Inc.
131,000 4.200%,  4/17/2028 147,955
Gilead Sciences, Inc.
196,000 2.950%,  3/1/2027 208,387
H. J. Heinz Company
130,000 5.200%,  7/15/2045 150,352
HCA, Inc.
1,510,000 5.375%,  2/1/2025 1,684,428
326,000 5.250%,  6/15/2026 374,691
HLF Financing SARL, LLC
390,000 7.250%,  8/15/2026
g
408,525
Illumina, Inc.
440,000 9.000%,  7/1/2028
g
495,132
Illumina, Inc., Convertible
59,000 0.500%,  6/15/2021 88,721
Imperial Brands Finance plc
164,000 3.125%,  7/26/2024
g
173,315
Principal
Amount Long-Term Fixed Income (54.0%) Value
Consumer Non-Cyclical (3.2%) - continued
Ionis Pharmaceuticals, Inc.,
Convertible
$ 158,000 0.125%,  12/15/2024 $ 150,839
JBS Investments II GmbH
100,000 5.750%,  1/15/2028
g
105,500
JBS USA, LLC
580,000 5.500%,  1/15/2030
g
641,912
Keurig Dr Pepper, Inc.
261,000 2.250%,  3/15/2031 256,607
Kraft Foods Group, Inc.
650,000 5.000%,  6/4/2042 731,511
Kraft Heinz Foods Company
640,000 4.625%,  1/30/2029 718,293
710,000 3.750%,  4/1/2030 753,556
310,000 4.250%,  3/1/2031 341,290
Kroger Company
130,000 4.500%,  1/15/2029 150,685
Mattel, Inc.
500,000 3.375%,  4/1/2026
g
516,220
McKesson Corporation
148,000 0.900%,  12/3/2025 144,924
130,000 3.950%,  2/16/2028 145,332
Medtronic, Inc.
54,000 3.500%,  3/15/2025 59,228
Molina Healthcare, Inc.
450,000 4.375%,  6/15/2028
g
463,032
MPH Acquisition Holdings, LLC
290,000 5.750%,  11/1/2028
g,j
282,750
Mylan, Inc.
96,000 4.200%,  11/29/2023 103,568
Novartis Capital Corporation
153,000 1.750%,  2/14/2025 157,530
278,000 3.000%,  11/20/2025 300,107
Ortho-Clinical Diagnostics, Inc.
270,000 7.250%,  2/1/2028
g
295,828
Par Pharmaceutical, Inc.
620,000 7.500%,  4/1/2027
g
657,603
PepsiCo, Inc.
195,000 1.625%,  5/1/2030 186,415
Philip Morris International, Inc.
279,000 1.500%,  5/1/2025 282,794
Pilgrim's Pride Corporation
270,000 5.875%,  9/30/2027
g
289,359
QBE Insurance Group, Ltd.
320,000 5.875%,  5/12/2025
b,g,i
344,400
Royalty Pharma plc
296,000 1.200%,  9/2/2025
g
289,878
Scotts Miracle-Gro Company
630,000 4.500%,  10/15/2029 649,499
SEG Holding, LLC
540,000 5.625%,  10/15/2028
g
565,650
Simmons Foods, Inc.
260,000 4.625%,  3/1/2029
g
262,280
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
g
327,050
200,000 5.500%,  7/15/2030
g
214,000
Stryker Corporation
129,000 3.650%,  3/7/2028 142,504
Syneos Health, Inc.
410,000 3.625%,  1/15/2029
g
398,725
Sysco Corporation
234,000 5.650%,  4/1/2025 272,096
131,000 5.950%,  4/1/2030 163,695

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Consumer Non-Cyclical (3.2%) - continued
Teleflex, Inc.
$ 1,015,000 4.875%,  6/1/2026 $ 1,040,375
Tenet Healthcare Corporation
340,000 4.625%,  7/15/2024 347,035
910,000 5.125%,  11/1/2027
g
951,587
185,000 6.125%,  10/1/2028
g
193,094
Teva Pharmaceutical Finance
Netherlands III BV
52,000 2.200%,  7/21/2021 51,935
570,000 2.800%,  7/21/2023 567,464
Thermo Fisher Scientific, Inc.
150,000 4.133%,  3/25/2025 166,567
United Natural Foods, Inc.
390,000 6.750%,  10/15/2028
g
416,813
UnitedHealth Group, Inc.
326,000 3.850%,  6/15/2028 365,972
Upjohn, Inc.
149,000 1.650%,  6/22/2025
g
149,526
VRX Escrow Corporation
1,380,000 6.125%,  4/15/2025
g
1,414,776
Winnebago Industries, Inc.,
Convertible
411,000 1.500%,  4/1/2025 569,235
Zoetis, Inc.
144,000 3.250%,  2/1/2023 150,067
195,000 3.900%,  8/20/2028 216,835
Total 35,973,333
Energy (2.7%)
Antero Midstream Partners, LP
200,000 5.750%,  3/1/2027
g
200,044
Antero Resources Corporation
360,000 5.000%,  3/1/2025
j
360,277
Apache Corporation
410,000 4.375%,  10/15/2028 408,770
320,000 5.100%,  9/1/2040 312,800
Archrock Partners, LP
380,000 6.250%,  4/1/2028
g
386,004
BP Capital Markets America, Inc.
95,000 2.520%,  9/19/2022 97,690
153,000 2.937%,  4/6/2023 160,703
314,000 4.234%,  11/6/2028 356,232
BP Capital Markets plc
320,000 4.875%,  3/22/2030
b,i
342,800
Buckeye Partners, LP
150,000 4.125%,  3/1/2025
g
153,044
360,000 3.950%,  12/1/2026 355,846
Canadian Natural Resources, Ltd.
325,000 2.050%,  7/15/2025 328,637
Cenovus Energy, Inc.
356,000 5.375%,  7/15/2025 400,078
Centennial Resource Production,
LLC
390,000 6.875%,  4/1/2027
g
347,100
Cheniere Corpus Christi Holdings,
LLC
268,000 5.875%,  3/31/2025 305,402
Cheniere Energy Partners, LP
935,000 5.625%,  10/1/2026 977,729
Cheniere Energy, Inc., Convertible
103,000 4.250%,  3/15/2045 84,149
Chevron Corporation
73,000 1.141%,  5/11/2023 74,267
Principal
Amount Long-Term Fixed Income (54.0%) Value
Energy (2.7%) - continued
$ 149,000 1.554%,  5/11/2025 $ 152,040
Chevron USA, Inc.
152,000 3.900%,  11/15/2024 167,364
Cimarex Energy Company
260,000 4.375%,  6/1/2024 282,768
CNX Resources Corporation
235,000 6.000%,  1/15/2029
g
244,207
Comstock Resources, Inc.
270,000 9.750%,  8/15/2026 292,950
Continental Resources, Inc.
47,000 4.500%,  4/15/2023 48,678
200,000 4.375%,  1/15/2028 210,300
260,000 5.750%,  1/15/2031
g
293,764
Devon Energy Corporation
91,000 5.850%,  12/15/2025 106,108
Diamondback Energy, Inc.
98,000 2.875%,  12/1/2024 103,345
65,000 3.125%,  3/24/2031 64,892
Enagas SA
560,000 5.500%,  1/15/2028
g
546,924
Enbridge, Inc.
130,000 3.700%,  7/15/2027 141,378
1,144,000 6.250%,  3/1/2078
b
1,197,656
Encana Corporation
200,000 6.625%,  8/15/2037 240,512
Endeavor Energy Resources, LP
280,000 5.750%,  1/30/2028
g
295,770
Energean Israel Finance, Ltd.
375,000 4.500%,  3/30/2024
g
376,905
Energy Transfer Operating, LP
74,000 4.200%,  9/15/2023 79,245
325,000 5.875%,  1/15/2024 361,782
346,000 6.625%,  2/15/2028
b,i
306,210
196,000 3.750%,  5/15/2030 202,070
EnLink Midstream Partners, LP
410,000 4.850%,  7/15/2026 396,072
235,000 5.600%,  4/1/2044 195,050
Enterprise Products Operating,
LLC
130,000 4.150%,  10/16/2028 146,473
560,000 4.875%,  8/16/2077
b
526,633
EOG Resources, Inc.
96,000 2.625%,  3/15/2023 99,656
EQM Midstream Partners, LP
460,000 6.500%,  7/1/2027
g
500,135
200,000 6.500%,  7/15/2048 199,500
EQT Corporation
585,000 3.900%,  10/1/2027 596,700
EQT Corporation, Convertible
297,000 1.750%,  5/1/2026
g
436,234
Equinor ASA
92,000 2.875%,  4/6/2025 98,235
Exxon Mobil Corporation
259,000 2.992%,  3/19/2025 277,540
Genesis Energy, LP
200,000 6.500%,  10/1/2025 196,050
Harvest Midstream, LP
480,000 7.500%,  9/1/2028
g
515,856
Hess Corporation
92,000 3.500%,  7/15/2024 97,062
Hess Midstream Operations, LP
325,000 5.625%,  2/15/2026
g
334,750

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Energy (2.7%) - continued
Hilcorp Energy I, LP
$ 400,000 5.750%,  2/1/2029
g
$ 403,500
Kinder Morgan Energy Partners,
LP
193,000 3.450%,  2/15/2023 202,064
Marathon Oil Corporation
130,000 4.400%,  7/15/2027 143,106
Marathon Petroleum Corporation
70,000 4.750%,  12/15/2023 76,883
148,000 4.700%,  5/1/2025 166,339
MPLX, LP
325,000 1.750%,  3/1/2026 325,496
Murphy Oil Corporation
370,000 5.875%,  12/1/2027 362,600
Nabors Industries, Ltd.
310,000 7.250%,  1/15/2026
g
257,300
National Fuel Gas Company
260,000 5.500%,  1/15/2026 297,139
Newfield Exploration Company
489,000 5.625%,  7/1/2024 537,570
NGL Energy Operating, LLC
260,000 7.500%,  2/1/2026
g
267,150
NGL Energy Partners, LP
260,000 7.500%,  11/1/2023 250,900
NuStar Logistics, LP
480,000 5.750%,  10/1/2025 513,850
Occidental Petroleum Corporation
230,000 3.450%,  7/15/2024 230,000
770,000 2.900%,  8/15/2024 761,561
270,000 3.400%,  4/15/2026 262,170
125,000 8.500%,  7/15/2027 148,125
480,000 3.500%,  8/15/2029 450,384
260,000 6.450%,  9/15/2036 286,978
660,000 4.400%,  4/15/2046 565,250
ONEOK, Inc.
194,000 2.200%,  9/15/2025 197,526
Ovintiv, Inc.
130,000 7.375%,  11/1/2031 165,359
PBF Holding Company, LLC
380,000 9.250%,  5/15/2025
g
387,961
PDC Energy, Inc., Convertible
24,000 1.125%,  9/15/2021 23,790
Pioneer Natural Resources
Company
195,000 1.900%,  8/15/2030 180,972
Pioneer Natural Resources
Company, Convertible
248,000 0.250%,  5/15/2025
g
388,368
Plains All American Pipeline, LP
150,000 6.125%,  11/15/2022
b,i
121,884
317,000 4.650%,  10/15/2025 347,343
Range Resources Corporation
200,000 9.250%,  2/1/2026 217,304
200,000 8.250%,  1/15/2029
g
214,000
Sabine Pass Liquefaction, LLC
196,000 4.200%,  3/15/2028 215,027
Schlumberger Finance Canada,
Ltd.
149,000 1.400%,  9/17/2025 149,127
Schlumberger Holdings
Corporation
81,000 4.300%,  5/1/2029
g
89,995
Principal
Amount Long-Term Fixed Income (54.0%) Value
Energy (2.7%) - continued
Shell International Finance BV
$ 95,000 2.375%,  4/6/2025 $ 100,135
Southwestern Energy Company
445,000 7.500%,  4/1/2026
j
470,819
Suncor Energy, Inc.
149,000 3.100%,  5/15/2025 159,122
Sunoco, LP
415,000 5.875%,  3/15/2028 434,351
Targa Resources Partners, LP
205,000 5.375%,  2/1/2027 212,598
140,000 5.000%,  1/15/2028 145,775
Teine Energy, Ltd.
375,000 6.875%,  4/15/2029
e,g
379,538
Transocean Guardian, Ltd.
315,375 5.875%,  1/15/2024
g
275,953
Transocean Proteus, Ltd.
144,000 6.250%,  12/1/2024
g
136,800
USA Compression Partners, LP
200,000 6.875%,  4/1/2026 205,125
Vine Energy Holdings, LLC
250,000 6.750%,  4/15/2029
e,g
250,000
W&T Offshore, Inc.
435,000 9.750%,  11/1/2023
g
384,845
Weatherford International, Ltd.
390,000 8.750%,  9/1/2024
g
407,979
310,000 11.000%,  12/1/2024
g
297,600
Western Gas Partners, LP
143,000 4.000%,  7/1/2022 146,579
Western Midstream Operating, LP
270,000 4.350%,  2/1/2025 279,450
390,000 3.950%,  6/1/2025 400,534
210,000 5.500%,  8/15/2048 206,665
Williams Companies, Inc.
131,000 2.600%,  3/15/2031 128,043
Williams Partners, LP
119,000 4.500%,  11/15/2023 129,590
WPX Energy, Inc.
149,000 5.250%,  9/15/2024 165,204
Total 30,506,112
Financials (6.5%)
ACE INA Holdings, Inc.
90,000 2.875%,  11/3/2022 93,088
AerCap Ireland Capital DAC
121,000 3.150%,  2/15/2024 126,075
200,000 6.500%,  7/15/2025 233,156
Air Lease Corporation
300,000 4.650%,  6/15/2026
b,i
296,250
Aircastle, Ltd.
248,000 5.000%,  4/1/2023 264,332
Ally Financial, Inc.
550,000 5.750%,  11/20/2025 624,843
130,000 8.000%,  11/1/2031 181,048
American Express Company
64,000 3.700%,  8/3/2023 68,501
160,000 3.400%,  2/22/2024 172,186
American International Group, Inc.
260,000 4.200%,  4/1/2028 291,988
Ares Capital Corporation
76,000 4.250%,  3/1/2025 81,535
301,000 3.875%,  1/15/2026 317,221

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Financials (6.5%) - continued
Ares Capital Corporation,
Convertible
$ 211,000 4.625%,  3/1/2024 $ 229,336
Athene Global Funding
211,000 4.000%,  1/25/2022
g
217,133
Australia and New Zealand
Banking Group, Ltd.
288,000 2.950%,  7/22/2030
b,g
297,651
Aviation Capital Group, LLC
200,000 5.500%,  12/15/2024
g
223,628
Avolon Holdings Funding, Ltd.
80,000 5.250%,  5/15/2024
g
86,410
119,000 4.250%,  4/15/2026
g
124,643
BAC Capital Trust XIV
332,000
4.000%,  (LIBOR 3M +
0.400%), 4/19/2021
b,i,j
326,190
Banco Santander Mexico SA
89,000 5.375%,  4/17/2025
g
99,929
Bank of America Corporation
276,000 3.004%,  12/20/2023
b
287,052
445,000 3.550%,  3/5/2024
b
469,508
325,000 4.200%,  8/26/2024 358,461
320,000 6.100%,  9/5/2024
b,i
355,200
1,100,000 6.250%,  3/5/2025
b,i
1,217,480
160,000 3.458%,  3/15/2025
b
171,803
373,000 1.319%,  6/19/2026
b
371,862
298,000 1.197%,  10/24/2026
b
294,137
640,000 5.875%,  3/15/2028
b,i
698,029
392,000 3.593%,  7/21/2028
b
425,437
523,000 3.974%,  2/7/2030
b
580,470
Bank of Montreal
321,000 3.300%,  2/5/2024 344,314
Bank of New York Mellon
Corporation
160,000 4.700%,  9/20/2025
b,i
173,352
200,000 3.400%,  1/29/2028 218,722
Bank of Nova Scotia
480,000 4.900%,  6/4/2025
b,i
510,302
132,000 1.050%,  3/2/2026 129,901
Barclays plc
377,000 4.338%,  5/16/2024
b
403,685
250,000 8.000%,  6/15/2024
b,i
277,500
149,000 4.375%,  9/11/2024 162,854
179,000 2.852%,  5/7/2026
b
187,384
193,000 4.972%,  5/16/2029
b
221,919
BB&T Corporation
164,000 2.500%,  8/1/2024 172,666
BNP Paribas SA
188,000 2.819%,  11/19/2025
b,g
197,899
Boston Properties, LP
131,000 2.550%,  4/1/2032 125,587
BPCE SA
163,000 3.000%,  5/22/2022
g
167,684
152,000 2.375%,  1/14/2025
g
157,035
Brixmor Operating Partnership, LP
131,000 2.250%,  4/1/2028 128,539
Burford Capital Global Finance,
LLC
225,000 6.250%,  4/15/2028
e,g
230,625
Canadian Imperial Bank of
Commerce
152,000 2.250%,  1/28/2025 157,627
CANPACK SA
500,000 3.125%,  11/1/2025
g
507,500
Principal
Amount Long-Term Fixed Income (54.0%) Value
Financials (6.5%) - continued
Capital One Bank USA NA
$ 245,000 3.375%,  2/15/2023 $ 257,346
228,000 2.280%,  1/28/2026
b
234,030
Cascades USA, Inc.
350,000 5.125%,  1/15/2026
g
371,437
Central Fidelity Capital Trust I
560,000
1.241%,  (LIBOR 3M +
1.000%), 4/15/2027
b
535,100
Charles Schwab Corporation
537,000 5.375%,  6/1/2025
b,i
593,208
600,000 4.000%,  6/1/2026
b,i
608,880
196,000 2.000%,  3/20/2028 196,870
Chobani, LLC
520,000 4.625%,  11/15/2028
g
530,400
CIT Group, Inc.
260,000 5.250%,  3/7/2025 292,825
Citigroup, Inc.
142,000 2.750%,  4/25/2022 145,371
640,000 5.950%,  1/30/2023
b,i
671,444
664,000 5.000%,  9/12/2024
b,i
684,119
485,000 3.352%,  4/24/2025
b
519,052
107,000 5.950%,  5/15/2025
b,i
115,292
365,000 5.500%,  9/13/2025 423,061
315,000 4.000%,  12/10/2025
b,i
318,071
785,000 3.875%,  2/18/2026
b,i
781,334
451,000 1.122%,  1/28/2027
b
441,155
522,000 4.075%,  4/23/2029
b
580,725
CNA Financial Corporation
190,000 3.950%,  5/15/2024 206,401
Comerica, Inc.
160,000 5.625%,  7/1/2025
b,i
176,200
Commonwealth Bank of Australia
156,000 2.688%,  3/11/2031
g
151,478
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
282,000 3.950%,  11/9/2022 296,921
Cooperatieve Rabobank UA
149,000 1.339%,  6/24/2026
b,g
147,751
Corporate Office Properties, LP
149,000 2.250%,  3/15/2026 151,409
Credit Acceptance Corporation
400,000 5.125%,  12/31/2024
g
408,000
Credit Agricole SA
270,000 8.125%,  12/23/2025
b,g,i
325,350
131,000 3.250%,  1/14/2030
g
134,670
Credit Suisse Group AG
213,000 6.500%,  8/8/2023
g
234,247
150,000 7.500%,  12/11/2023
b,g,i
162,349
157,000 2.593%,  9/11/2025
b,g
162,805
135,000 2.193%,  6/5/2026
b,g
137,195
128,000 3.869%,  1/12/2029
b,g
137,251
Dai-ichi Life Insurance Company,
Ltd.
953,000 5.100%,  10/28/2024
b,g,i,j
1,054,256
Danske Bank AS
250,000 5.000%,  1/12/2023
b,g
257,946
Deutsche Bank AG
400,000 6.000%,  10/30/2025
b,i
405,000
444,000 2.129%,  11/24/2026
b
445,117
Digital Realty Trust, LP
196,000 3.700%,  8/15/2027 216,070
Discover Bank
260,000 4.682%,  8/9/2028
b
277,316

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Financials (6.5%) - continued
Drawbridge Special Opportunities
Fund, LP
$ 540,000 3.875%,  2/15/2026
g
$ 553,908
Duke Realty, LP
196,000 4.000%,  9/15/2028 217,409
ESH Hospitality, Inc.
380,000 5.250%,  5/1/2025
g
387,600
200,000 4.625%,  10/1/2027
g
211,528
Fidelity National Financial, Inc.
235,000 5.500%,  9/1/2022 250,916
Fifth Third Bancorp
320,000 4.500%,  9/30/2025
b,i
339,840
Fifth Third Bank NA
129,000 3.850%,  3/15/2026 142,006
First Horizon National Corporation
179,000 3.550%,  5/26/2023 189,218
FNB Corporation
305,000 2.200%,  2/24/2023 310,952
Fortress Transportation
260,000 6.500%,  10/1/2025
g
271,700
FTI Consulting, Inc., Convertible
422,000 2.000%,  8/15/2023 615,276
GE Capital Funding, LLC
200,000 3.450%,  5/15/2025
g
216,236
66,000 4.050%,  5/15/2027
g
73,541
131,000 4.400%,  5/15/2030
g
148,312
Global Net Lease, Inc.
370,000 3.750%,  12/15/2027
g
360,648
Goldman Sachs Group, Inc.
298,000 0.627%,  11/17/2023
b
298,054
825,000 5.500%,  8/10/2024
b,i
891,000
148,000 3.500%,  4/1/2025 160,345
234,000 3.272%,  9/29/2025
b
251,098
223,000 4.250%,  10/21/2025 248,913
222,000 0.855%,  2/12/2026
b
218,204
261,000 3.814%,  4/23/2029
b
285,958
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
347,000 4.125%,  9/1/2022 715,271
Hartford Financial Services Group,
Inc.
130,000 2.800%,  8/19/2029 134,855
Healthpeak Properties, Inc.
130,000 4.000%,  6/1/2025 143,696
HSBC Holdings plc
284,000 6.875%,  6/1/2021
b,i
286,471
143,000 3.803%,  3/11/2025
b
154,419
150,000 6.375%,  3/30/2025
b,i
165,300
187,000 2.633%,  11/7/2025
b
195,435
178,000 1.589%,  5/24/2027
b
175,173
332,000 6.500%,  3/23/2028
b,i
372,255
365,000 4.583%,  6/19/2029
b
410,186
470,000 4.600%,  12/17/2030
b,i
464,712
Huntington Bancshares, Inc.
480,000 4.450%,  10/15/2027
b,i
499,776
Icahn Enterprises, LP
530,000 6.375%,  12/15/2025 547,225
300,000 6.250%,  5/15/2026 314,250
ING Groep NV
258,000 1.726%,  4/1/2027
b,e
258,149
Intercontinental Exchange, Inc.
149,000 0.700%,  6/15/2023 149,399
Principal
Amount Long-Term Fixed Income (54.0%) Value
Financials (6.5%) - continued
Iron Mountain, Inc.
$ 1,075,000 4.875%,  9/15/2027
g
$ 1,099,859
iStar, Inc.
390,000 4.250%,  8/1/2025 392,691
iStar, Inc., Convertible
214,000 3.125%,  9/15/2022 281,945
J.P. Morgan Chase & Company
330,000 5.150%,  5/1/2023
b,i
341,352
320,000 6.000%,  8/1/2023
b,i
335,435
320,000 6.750%,  2/1/2024
b,i
350,400
122,000 1.514%,  6/1/2024
b
124,532
454,000 5.000%,  8/1/2024
b,i
469,323
325,000 3.875%,  9/10/2024 356,298
635,000 4.023%,  12/5/2024
b
688,925
960,000 4.600%,  2/1/2025
b,i
970,800
149,000 2.083%,  4/22/2026
b
153,033
371,000 1.045%,  11/19/2026
b
362,358
392,000 4.005%,  4/23/2029
b
437,151
523,000 4.493%,  3/24/2031
b
602,587
KeyBank NA
196,000 3.900%,  4/13/2029 214,177
Kilroy Realty, LP
167,000 4.375%,  10/1/2025 183,598
Lincoln National Corporation
130,000 3.800%,  3/1/2028 143,667
300,000
2.549%,  (LIBOR 3M +
2.358%), 5/17/2066
b
257,214
Lloyds Banking Group plc
300,000 3.900%,  3/12/2024 325,647
120,000 7.500%,  6/27/2024
b,i
133,800
260,000 1.627%,  5/11/2027
b
258,110
762,000 6.657%,  5/21/2037
b,g,i
982,980
LPL Holdings, Inc.
310,000 4.000%,  3/15/2029
g
312,325
Mastercard, Inc.
131,000 1.900%,  3/15/2031 128,764
MetLife, Inc.
320,000 3.850%,  9/15/2025
b,i
330,400
640,000 5.875%,  3/15/2028
b,i,j
708,800
MGIC Investment Corporation,
Convertible
525,000 9.000%,  4/1/2063
g
704,813
MGM Growth Properties Operating
Partnership, LP
530,000 4.625%,  6/15/2025
g
558,991
Mid-America Apartments, LP
261,000 4.200%,  6/15/2028 291,861
Mitsubishi UFJ Financial Group,
Inc.
241,000 2.623%,  7/18/2022 247,653
160,000 3.407%,  3/7/2024 171,797
179,000 1.412%,  7/17/2025 178,877
196,000 3.741%,  3/7/2029 212,833
Mizuho Financial Group, Inc.
241,000 2.721%,  7/16/2023
b
247,563
196,000 3.153%,  7/16/2030
b
204,913
Morgan Stanley
110,000 4.875%,  11/1/2022 117,278
311,000 4.100%,  5/22/2023 332,562
149,000 0.560%,  11/10/2023
b
149,048
160,000 2.720%,  7/22/2025
b
168,787
104,000 5.000%,  11/24/2025 119,525
302,000 2.188%,  4/28/2026
b
312,036
148,000 0.985%,  12/10/2026
b
144,462

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Financials (6.5%) - continued
$ 392,000 3.622%,  4/1/2031
b
$ 425,612
MPT Operating Partnership, LP
320,000 5.250%,  8/1/2026 330,400
140,000 4.625%,  8/1/2029 147,284
National Retail Properties, Inc.
131,000 2.500%,  4/15/2030 128,454
Natwest Group plc
163,000 6.125%,  12/15/2022 176,777
26,000 6.100%,  6/10/2023 28,773
131,000 4.892%,  5/18/2029
b
149,241
NFP Corporation
160,000 6.875%,  8/15/2028
g
166,000
Nippon Life Insurance Company
640,000 5.100%,  10/16/2044
b,g
707,200
480,000 3.400%,  1/23/2050
b,g
488,400
Omega Healthcare Investors, Inc.
147,000 5.250%,  1/15/2026 166,175
127,000 4.750%,  1/15/2028 139,491
Owl Rock Technology Finance
Corporation
196,000 3.750%,  6/17/2026
g
200,440
Park Aerospace Holdings, Ltd.
80,000 4.500%,  3/15/2023
g
83,550
PayPal Holdings, Inc.
193,000 1.650%,  6/1/2025 196,552
129,000 2.850%,  10/1/2029 134,397
Pebblebrook Hotel Trust,
Convertible
510,000 1.750%,  12/15/2026 596,700
PennyMac Financial Services, Inc.
320,000 4.250%,  2/15/2029
g
306,000
Pine Street Trust I
130,000 4.572%,  2/15/2029
g
146,073
Playtika Holding Corporation
120,000 4.250%,  3/15/2029
g
118,224
PNC Bank NA
130,000 2.700%,  10/22/2029 132,871
Provident Financing Trust I
155,000 7.405%,  3/15/2038 178,607
Prudential Financial, Inc.
332,000 5.625%,  6/15/2043
b
355,785
786,000 5.200%,  3/15/2044
b
836,960
160,000 3.700%,  10/1/2050
b
161,792
Quicken Loans, LLC
310,000 3.625%,  3/1/2029
g
298,375
Regions Financial Corporation
142,000 3.800%,  8/14/2023 152,309
320,000 5.750%,  6/15/2025
b,i
352,400
Reinsurance Group of America,
Inc.
212,000 4.700%,  9/15/2023 232,223
Royal Bank of Scotland Group plc
320,000 8.625%,  8/15/2021
b,i
327,600
182,000 4.269%,  3/22/2025
b
198,538
126,000 3.754%,  11/1/2029
b
133,917
Santander Holdings USA, Inc.
261,000 3.450%,  6/2/2025 279,701
Santander UK Group Holdings plc
196,000 3.823%,  11/3/2028
b
213,997
Service Properties Trust
330,000 4.500%,  6/15/2023 335,234
170,000 4.750%,  10/1/2026 165,750
260,000 5.500%,  12/15/2027 275,011
Principal
Amount Long-Term Fixed Income (54.0%) Value
Financials (6.5%) - continued
Simon Property Group, LP
$ 206,000 2.000%,  9/13/2024 $ 213,203
130,000 2.650%,  7/15/2030 130,308
Societe Generale SA
188,000 2.625%,  10/16/2024
g
196,156
320,000 8.000%,  9/29/2025
b,g,i
375,296
177,000 1.488%,  12/14/2026
b,g
173,924
Springleaf Finance Corporation
1,030,000 6.875%,  3/15/2025 1,171,548
Standard Chartered plc
223,000 1.319%,  10/14/2023
b,g
224,416
177,000 0.991%,  1/12/2025
b,g
176,000
Starwood Property Trust, Inc.,
Convertible
179,000 4.375%,  4/1/2023 186,500
State Street Corporation
157,000 2.354%,  11/1/2025
b
165,136
Sumitomo Mitsui Financial Group,
Inc.
141,000 2.784%,  7/12/2022 145,169
188,000 2.448%,  9/27/2024 196,959
196,000 3.544%,  1/17/2028 212,059
196,000 2.142%,  9/23/2030 183,739
Sumitomo Mitsui Trust Bank, Ltd.
149,000 1.050%,  9/12/2025
g
146,572
Summit Hotel Properties, Inc.,
Convertible
235,000 1.500%,  2/15/2026 258,941
Synchrony Financial
160,000 4.250%,  8/15/2024 174,049
260,000 3.700%,  8/4/2026 279,771
Truist Bank
134,000 2.250%,  3/11/2030 130,751
Truist Financial Corporation
720,000 4.950%,  9/1/2025
b,i
780,300
UBS AG
235,000 5.125%,  5/15/2024 258,500
USB Realty Corporation
664,000
1.388%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,i
514,600
Ventas Realty, LP
163,000 3.750%,  5/1/2024 175,874
VEREIT Operating Partnership, LP
196,000 3.950%,  8/15/2027 215,077
VICI Properties, LP
240,000 4.250%,  12/1/2026
g
245,540
140,000 3.750%,  2/15/2027
g
140,000
240,000 4.625%,  12/1/2029
g
248,966
Wachovia Capital Trust II
307,000
0.741%,  (LIBOR 3M +
0.500%), 1/15/2027
b
294,259
Wells Fargo & Company
325,000 4.125%,  8/15/2023 351,593
130,000 1.654%,  6/2/2024
b
132,801
311,000 2.406%,  10/30/2025
b
324,850
490,000 3.900%,  3/15/2026
b,i
494,851
226,000 2.188%,  4/30/2026
b
233,250
261,000 4.478%,  4/4/2031
b
300,559
Welltower, Inc.
130,000 2.800%,  6/1/2031 129,211
Westpac Banking Corporation
196,000 4.110%,  7/24/2034
b
209,291

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Financials (6.5%) - continued
Willis North America, Inc.
$ 261,000 4.500%,  9/15/2028 $ 296,811
Total 74,139,176
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
178,000 2.150%,  5/13/2025
g
180,724
Total 180,724
Mortgage-Backed Securities (18.7%)
Federal Home Loan Mortgage
Corporation
2,845,819
3.500%,  8/15/2035, Ser.
345, Class C8
k
327,142
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
4,231,112 3.000%,  3/25/2050 4,415,911
2,070,305 3.000%,  4/1/2050 2,162,096
1,965,498 3.500%,  7/1/2047 2,086,571
Federal National Mortgage
Association
1,049,889 4.500%,  5/1/2048 1,145,960
1,693,578 3.500%,  10/1/2048 1,788,807
1,252,973 3.500%,  6/1/2049 1,326,228
1,936,493 3.500%,  8/1/2049 2,049,332
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
16,200,000 1.500%,  4/1/2036
e
16,273,138
36,375,000 2.000%,  4/1/2036
e
37,330,663
28,000,000 2.500%,  4/1/2036
e
29,132,031
2,500,000 1.500%,  5/1/2036
e
2,507,355
20,265,000 2.000%,  5/1/2036
e
20,771,872
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
14,300,000 2.000%,  4/1/2051
e
14,273,188
34,350,000 2.500%,  4/1/2051
e
35,249,004
17,200,000 2.000%,  5/1/2051
e
17,136,172
22,550,000 2.500%,  5/1/2051
e
23,091,729
2,558,930 4.000%,  7/1/2048 2,746,553
Total 213,813,752
Technology (1.8%)
Akamai Technologies, Inc.,
Convertible
831,000 0.375%,  9/1/2027 901,116
Apple, Inc.
346,000 3.450%,  5/6/2024 375,957
148,000 0.700%,  2/8/2026 145,159
392,000 2.200%,  9/11/2029 397,201
Baidu, Inc.
184,000 3.075%,  4/7/2025 193,654
Banff Merger Sub, Inc.
185,000 9.750%,  9/1/2026
g
197,025
Broadcom Corporation
261,000 3.125%,  1/15/2025 277,707
196,000 3.875%,  1/15/2027 212,837
Broadcom, Inc.
260,000 5.000%,  4/15/2030 296,326
Principal
Amount Long-Term Fixed Income (54.0%) Value
Technology (1.8%) - continued
CommScope Technologies
Finance, LLC
$ 531,000 6.000%,  6/15/2025
g
$ 541,647
CommScope, Inc.
270,000 7.125%,  7/1/2028
g
286,762
Dell International, LLC
196,000 5.850%,  7/15/2025
g
228,495
196,000 5.300%,  10/1/2029
g
229,273
Diamond 1 Finance Corporation
280,000 5.450%,  6/15/2023
g
306,000
Diamond Sports Group, LLC
680,000 6.625%,  8/15/2027
g
353,600
Fiserv, Inc.
207,000 2.750%,  7/1/2024 218,740
261,000 4.200%,  10/1/2028 294,103
Gartner, Inc.
140,000 4.500%,  7/1/2028
g
144,375
415,000 3.750%,  10/1/2030
g
411,568
Global Payments, Inc.
82,000 2.650%,  2/15/2025 86,156
131,000 3.200%,  8/15/2029 137,971
Hewlett Packard Enterprise
Company
163,000 2.250%,  4/1/2023 167,895
122,000 4.450%,  10/2/2023 132,562
Intuit, Inc.
149,000 0.950%,  7/15/2025 147,843
J2 Global, Inc., Convertible
456,000 1.750%,  11/1/2026
g
534,375
352,000 3.250%,  6/15/2029 622,380
Lumentum Holdings, Inc.,
Convertible
410,000 0.250%,  3/15/2024 656,801
Marvell Technology Group, Ltd.
142,000 4.200%,  6/22/2023 151,938
Microchip Technology, Inc.,
Convertible
205,000 1.625%,  2/15/2027 466,375
Micron Technology, Inc.
131,000 4.975%,  2/6/2026 149,902
NCR Corporation
720,000 6.125%,  9/1/2029
g
762,300
NortonLifeLock, Inc., Convertible
82,000 2.000%,  8/15/2022
g
95,489
Nuance Communications, Inc.,
Convertible
618,000 1.250%,  4/1/2025 1,404,034
NVIDIA Corporation
65,000 2.850%,  4/1/2030 68,263
NXP Funding, LLC
122,000 4.875%,  3/1/2024
g
135,598
72,000 2.700%,  5/1/2025
g
75,511
131,000 4.300%,  6/18/2029
g
146,514
ON Semiconductor Corporation,
Convertible
836,000 1.625%,  10/15/2023 1,733,132
Open Text Corporation
345,000 4.125%,  2/15/2030
g
349,723
Oracle Corporation
95,000 2.500%,  5/15/2022 96,855
326,000 2.500%,  4/1/2025 342,534
131,000 2.950%,  4/1/2030 135,080

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Technology (1.8%) - continued
Panasonic Corporation
$ 241,000 2.536%,  7/19/2022
g
$ 246,643
PTC, Inc.
210,000 3.625%,  2/15/2025
g
215,512
Qorvo, Inc.
330,000 3.375%,  4/1/2031
g
323,364
Rackspace Technology Global,
Inc.
330,000 5.375%,  12/1/2028
g,j
335,552
Seagate HDD Cayman
156,000 4.250%,  3/1/2022
j
160,290
480,000 3.375%,  7/15/2031
g
461,496
Sensata Technologies, Inc.
690,000 3.750%,  2/15/2031
g
680,299
Shift4 Payments, LLC
140,000 4.625%,  11/1/2026
g
145,250
SS&C Technologies, Inc.
830,000 5.500%,  9/30/2027
g
883,992
Switch, Ltd.
410,000 3.750%,  9/15/2028
g
403,735
Tencent Holdings, Ltd.
179,000 1.810%,  1/26/2026
g
179,554
Teradyne, Inc., Convertible
196,000 1.250%,  12/15/2023 753,865
Texas Instruments, Inc.
223,000 1.375%,  3/12/2025 226,891
Verint Systems, Inc., Convertible
414,000 1.500%,  6/1/2021 466,287
Vishay Intertechnology, Inc.,
Convertible
383,000 2.250%,  6/15/2025 416,513
Total 20,510,019
Transportation (0.7%)
AerCap Holdings NV
300,000 5.875%,  10/10/2079
b
308,612
Air Lease Corporation
152,000 2.300%,  2/1/2025 155,254
131,000 3.125%,  12/1/2030 130,612
Air Transport Services Group, Inc.,
Convertible
198,000 1.125%,  10/15/2024 221,265
American Airlines, Inc.
360,000 11.750%,  7/15/2025
g
445,316
560,000 5.500%,  4/20/2026
g
582,786
90,000 5.750%,  4/20/2029
g
95,729
Avis Budget Car Rental, LLC
320,000 5.375%,  3/1/2029
g
331,016
CSX Corporation
131,000 4.250%,  3/15/2029 148,780
Delta Air Lines, Inc.
365,000 7.000%,  5/1/2025
g
420,464
297,635 4.500%,  10/20/2025
g
317,695
Hawaiian Brand Intellectual
Property, Ltd.
430,000 5.750%,  1/20/2026
g
456,918
J.B. Hunt Transport Services, Inc.
95,000 3.300%,  8/15/2022 98,047
Meritor, Inc., Convertible
807,000 3.250%,  10/15/2037 945,703
Mileage Plus Holdings, LLC
400,000 6.500%,  6/20/2027
g
438,500
Principal
Amount Long-Term Fixed Income (54.0%) Value
Transportation (0.7%) - continued
Penske Truck Leasing Company,
LP
$ 160,000 3.375%,  2/1/2022
g
$ 162,953
148,000 1.200%,  11/15/2025
g
145,377
Southwest Airlines Company
74,000 4.750%,  5/4/2023 79,897
133,000 5.125%,  6/15/2027 152,906
Southwest Airlines Company,
Convertible
615,000 1.250%,  5/1/2025 1,055,878
Union Pacific Corporation
165,000 3.750%,  7/15/2025 181,241
131,000 2.150%,  2/5/2027 134,552
United Airlines Pass Through Trust
90,000 3.700%,  12/1/2022 91,238
XPO Logistics, Inc.
390,000 6.125%,  9/1/2023
g
396,817
248,000 6.750%,  8/15/2024
g
260,090
Total 7,757,646
U.S. Government & Agencies (2.4%)
U.S. Treasury Bonds
1,265,000 1.125%,  2/15/2031 1,195,227
U.S. Treasury Notes
3,190,000 0.375%,  3/31/2022 3,199,470
4,330,000 0.125%,  2/28/2023 4,327,294
5,100,000 0.125%,  2/15/2024 5,072,508
5,550,000 0.500%,  3/31/2025 5,514,662
4,390,000 0.500%,  2/28/2026 4,304,258
1,780,000 0.500%,  4/30/2027 1,704,767
2,410,000 1.125%,  2/29/2028 2,367,825
Total 27,686,011
Utilities (1.0%)
Ameren Corporation
132,000 1.750%,  3/15/2028 127,588
Berkshire Hathaway Energy
Company
181,000 4.050%,  4/15/2025 199,714
Calpine Corporation
590,000 4.500%,  2/15/2028
g
594,956
CenterPoint Energy Houston
Electric, LLC
130,000 2.350%,  4/1/2031 130,038
CenterPoint Energy, Inc.
142,000 2.500%,  9/1/2022 145,825
164,000 2.500%,  9/1/2024 171,956
Dominion Energy, Inc.
163,000 3.071%,  8/15/2024 173,591
495,000 4.650%,  12/15/2024
b,i
521,136
130,000 3.375%,  4/1/2030 138,414
DTE Energy Company
130,000 3.800%,  3/15/2027 143,177
Duke Energy Corporation
150,000 4.875%,  9/16/2024
b,i
158,475
260,000 3.150%,  8/15/2027 276,967
Edison International
157,000 4.950%,  4/15/2025 175,246
Entergy Corporation
149,000 0.900%,  9/15/2025 145,500
130,000 1.900%,  6/15/2028 126,965
Evergy, Inc.
162,000 2.450%,  9/15/2024 169,613

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Utilities (1.0%) - continued
Exelon Corporation
$ 130,000 4.050%,  4/15/2030 $ 144,856
FirstEnergy Corporation
214,000 2.850%,  7/15/2022 217,210
Florida Power & Light Company
148,000 2.850%,  4/1/2025 157,964
Georgia Power Company
94,000 2.100%,  7/30/2023 97,026
NextEra Energy Operating
Partners, LP
550,000 3.875%,  10/15/2026
g
576,812
NextEra Energy Partners, LP,
Convertible
412,000 Zero Coupon,  11/15/2025
g
441,612
NiSource, Inc.
300,000 5.650%,  6/15/2023
b,i
309,750
130,000 2.950%,  9/1/2029 133,812
NRG Energy, Inc.
148,000 2.000%,  12/2/2025
g
147,975
580,000 3.375%,  2/15/2029
g
566,225
Pacific Gas and Electric Company
196,000 3.750%,  2/15/2024 208,438
196,000 2.100%,  8/1/2027 191,899
PG&E Corporation
270,000 5.000%,  7/1/2028 285,248
210,000 5.250%,  7/1/2030 222,600
PPL Capital Funding, Inc.
125,000 3.950%,  3/15/2024 134,969
130,000 4.125%,  4/15/2030 146,112
Public Service Enterprise Group,
Inc.
131,000 1.600%,  8/15/2030 120,645
Sempra Energy
320,000 4.875%,  10/15/2025
b,i
342,400
196,000 3.400%,  2/1/2028 210,198
Southern Company
469,000 4.000%,  1/15/2051
b
494,912
Suburban Propane Partners, LP
500,000 5.875%,  3/1/2027 520,000
Talen Energy Supply, LLC
395,000 7.625%,  6/1/2028
g
399,937
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
g
561,106
TransCanada Trust
600,000 5.875%,  8/15/2076
b
654,000
Vistra Operations Company, LLC
500,000 5.000%,  7/31/2027
g
515,010
Xcel Energy, Inc.
131,000 4.000%,  6/15/2028 145,470
Total 11,345,347
Total Long-Term Fixed Income
(cost $606,341,467) 616,756,171
Shares Common Stock ( 17.2% ) Value
Communications Services (1.5%)
5,441 Activision Blizzard, Inc. 506,013
1,762 Alphabet, Inc., Class A
l
3,634,160
563 Alphabet, Inc., Class C
l
1,164,639
10,506 AT&T, Inc. 318,017
2,310 Charter Communications, Inc.
l
1,425,316
20,436 Comcast Corporation 1,105,792
4,425 Discovery, Inc., Class A
j,l
192,311
Shares Common Stock (17.2%) Value
Communications Services (1.5%) - continued
8,525 DISH Network Corporation
l
$ 308,605
7,550 Facebook, Inc.
l
2,223,702
746 Gray Television, Inc. 13,726
6,053 Live Nation Entertainment, Inc.
l
512,387
6,637 Lumen Technologies, Inc. 88,604
1,809 Match Group, Inc.
l
248,521
19,728 QuinStreet, Inc.
l
400,478
25 Roku, Inc.
l
8,144
992 Telephone & Data Systems, Inc. 22,776
23,553 Twitter, Inc.
l
1,498,677
16,257 Uber Technologies, Inc.
l
886,169
161 United States Cellular Corporation
l
5,873
18,685 Verizon Communications, Inc. 1,086,533
2,989 Walt Disney Company
l
551,530
4,897 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
62,843
2,829 Zillow Group, Inc.
l
371,674
Total 16,636,490
Consumer Discretionary (2.2%)
1,911 Amazon.com, Inc.
l
5,912,787
10,257 Aptiv plc
l
1,414,440
300 AutoZone, Inc.
l
421,290
1,151 Big Lots, Inc. 78,613
11,602 Bloomin' Brands, Inc.
l
313,834
612 Booking Holdings, Inc.
l
1,425,862
505 Burlington Stores, Inc.
l
150,894
4,011 Caesars Entertainment, Inc.
l
350,762
13,969 Callaway Golf Company 373,671
1,127 Carvana Company
l
295,725
6,608 Cedar Fair, LP
l
328,285
1,133 Chewy, Inc.
l
95,976
477 Chipotle Mexican Grill, Inc.
l
677,731
10,012 Cooper-Standard Holdings, Inc.
l
363,636
3,607 Crocs, Inc.
l
290,183
4,160 D.R. Horton, Inc. 370,739
968 Dick's Sporting Goods, Inc. 73,713
1,438 Domino's Pizza, Inc. 528,882
50 Dorman Products, Inc.
l
5,132
973 Emerald Holding, Inc.
l
5,371
2,305 Expedia Group, Inc.
l
396,737
389 Garmin, Ltd. 51,290
23 Graham Holdings Company 12,936
9,300 Harley-Davidson, Inc. 372,930
2,800 Home Depot, Inc. 854,700
2,526 Kohl's Corporation 150,575
8,867 Leggett & Platt, Inc. 404,779
15,185 Libbey, Inc.
l
22,398
5,820 Lowe's Companies, Inc. 1,106,848
1,826 Lululemon Athletica, Inc.
l
560,052
8,851 Macy's, Inc.
l
143,298
5,252 Mattel, Inc.
l
104,620
1,814 McDonald's Corporation 406,590
149 Mercadolibre, Inc.
l
219,349
6,094 Miller Industries, Inc. 281,482
1,167 Mohawk Industries, Inc.
l
224,426
3,187 NIKE, Inc. 423,520
3,685 Nordstrom, Inc.
l
139,551
193 NVR, Inc.
l
909,209
1,679 Overstock.com, Inc.
l
111,251
2,700 Qurate Retail, Inc. 31,752
81 Revolve Group, Inc.
l
3,639
577 RH
l
344,238
2,073 Ross Stores, Inc. 248,573
2,255 Sleep Number Corporation
l
323,570

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.2%) Value
Consumer Discretionary (2.2%) - continued
5,475 Sony Corporation ADR $ 580,405
474 Stitch Fix, Inc.
l
23,482
8,549 Stoneridge, Inc.
l
271,944
134 Strategic Education, Inc. 12,316
1,396 Taylor Morrison Home Corporation
l
43,011
2,540 Tesla, Inc.
l
1,696,542
3,112 Texas Roadhouse, Inc.
l
298,565
59,580 Under Armour, Inc., Class C
l
1,099,847
1,633 Workhorse Group, Inc.
j,l
22,486
6,134 Zumiez, Inc.
l
263,149
Total 25,637,586
Consumer Staples (0.6%)
1,101 Altria Group, Inc. 56,327
4,157 BJ's Wholesale Club Holdings,
Inc.
l
186,483
11,054 Bunge, Ltd. 876,251
3,226 Colgate-Palmolive Company 254,306
1,522 Costco Wholesale Corporation 536,474
14,166 Hain Celestial Group, Inc.
l
617,638
2,011 John B. Sanfilippo & Son, Inc. 181,734
1,824 Kimberly-Clark Corporation 253,627
6,029 Lamb Weston Holdings, Inc. 467,127
4,226 Monster Beverage Corporation
l
384,946
324 PepsiCo, Inc. 45,830
12,159 Philip Morris International, Inc. 1,078,990
25,621 Primo Water Corporation 416,597
2,524 Procter & Gamble Company 341,825
8,074 Turning Point Brands, Inc. 421,221
8,179 Wal-Mart Stores, Inc. 1,110,954
Total 7,230,330
Energy (0.6%)
7,157 Antero Resources Corporation
l
73,001
13,780 BP plc ADR 335,543
2,828 Cheniere Energy, Inc.
l
203,644
1,166 Chevron Corporation 122,185
7,041 ConocoPhillips 372,962
411 CONSOL Energy, Inc.
l
3,995
904 Core Laboratories NV 26,026
43,084 Devon Energy Corporation 941,385
534 Dorian LPG, Ltd.
l
7,012
6,711 Enbridge, Inc. 244,280
20,753 Enterprise Products Partners, LP 456,981
3,141 EOG Resources, Inc. 227,817
21,642 EQT Corporation
l
402,108
4,231 Exxon Mobil Corporation 236,217
8,694 Gevo, Inc.
j,l
85,288
9,663 Halliburton Company 207,368
2,671 Helix Energy Solutions Group, Inc.
l
13,489
14,153 Helmerich & Payne, Inc. 381,565
25,956 Kinder Morgan, Inc. 432,167
6,861 Marathon Petroleum Corporation 366,995
113,154 McDermott International, Inc.
l
90,523
5,600 MPLX, LP 143,528
9,534 Nine Energy Service, Inc.
l
21,928
6,142 Occidental Petroleum Corporation 163,500
5,576 PDC Energy, Inc.
l
191,814
5,803 Pioneer Natural Resources
Company 921,633
6,808 SM Energy Company 111,447
3,130 TC Energy Corporation 143,198
3,903 Valero Energy Corporation 279,455
Shares Common Stock (17.2%) Value
Energy (0.6%) - continued
6,900 Williams Companies, Inc. $ 163,461
Total 7,370,515
Financials (2.7%)
9,105 Air Lease Corporation 446,145
2 Alleghany Corporation
l
1,253
13,117 Ally Financial, Inc. 593,020
2,826 American Equity Investment Life
Holding Company 89,104
3,891 American Express Company 550,343
15,220 Annaly Capital Management, Inc. 130,892
9,352 Arch Capital Group, Ltd.
l
358,836
4,919 Ares Capital Corporation 92,034
2,179 Arthur J. Gallagher & Company 271,874
897 Associated Banc-Corp 19,142
17,073 Assured Guaranty, Ltd. 721,846
44,678 Bank of America Corporation 1,728,592
298 Bank of Marin Bancorp 11,670
6,919 Bank of N.T. Butterfield & Son, Ltd. 264,444
1,620 Berkshire Hathaway, Inc.
l
413,861
15,500 BlackRock TCP Capital
Corporation 214,365
666 BlackRock, Inc. 502,137
8,028 Blackstone Mortgage Trust, Inc. 248,868
15,436 Bridgewater Bancshares, Inc.
l
249,291
176 Brighthouse Financial, Inc.
l
7,788
620 Broadmark Realty Capital, Inc. 6,485
6,609 Capital One Financial Corporation 840,863
15,984 Charles Schwab Corporation 1,041,837
2,715 Chimera Investment Corporation 34,481
3,219 Chubb, Ltd. 508,505
1,384 Cincinnati Financial Corporation 142,677
12,477 Citigroup, Inc. 907,702
364 Citizens Financial Group, Inc. 16,071
1,645 CME Group, Inc. 335,958
10,649 Columbia Banking System, Inc. 458,865
4,354 Comerica, Inc. 312,356
1,043 Community Trust Bancorp, Inc. 45,923
175 Customers Bancorp, Inc.
l
5,569
4,065 Discover Financial Services 386,134
1,841 Ellington Residential Mortgage
REIT 22,663
418 Enova International, Inc.
l
14,831
30,857 Equitable Holdings, Inc. 1,006,555
3,158 Evercore, Inc. 416,035
20,567 Everi Holdings, Inc.
l
290,200
2,597 F.N.B. Corporation 32,982
310 FactSet Research Systems, Inc. 95,663
359 Financial Institutions, Inc. 10,874
1,770 First Busey Corporation 45,401
231 First Mid-Illinois Bancshares, Inc. 10,148
2,125 First Republic Bank 354,344
3,679 Flagstar Bancorp, Inc. 165,923
7,300 FS KKR Capital Corporation 144,759
10,900 FS KKR Capital Corporation II 212,877
3,938 Glacier Bancorp, Inc. 224,781
740 Goldman Sachs Group, Inc. 241,980
15,413 Golub Capital BDC, Inc. 225,338
494 Granite Point Mortgage Trust, Inc. 5,913
1,190 Great Southern Bancorp, Inc. 67,437
3,102 Hancock Whitney Corporation 130,315
11,119 Heartland Financial USA, Inc. 558,841
860 Hometrust Bancshares, Inc. 20,941
6,947 Hope Bancorp, Inc. 104,622
418 Independent Bank Corporation 9,882

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.2%) Value
Financials (2.7%) - continued
10,944 J.P. Morgan Chase & Company $ 1,666,005
5,921 James River Group Holdings, Ltd. 270,116
1,955 Jefferies Financial Group, Inc. 58,846
25,448 KeyCorp 508,451
2,489 Kinsale Capital Group, Inc. 410,187
11,881 KKR & Company, Inc. 580,387
216 KKR Real Estate Finance Trust,
Inc. 3,972
625 Lakeland Bancorp, Inc. 10,894
1,785 Lincoln National Corporation 111,152
50 Markel Corporation
l
56,981
73 MarketAxess Holdings, Inc. 36,348
2,730 Marsh & McLennan Companies,
Inc. 332,514
6,713 Meridian Bancorp, Inc. 123,653
3,841 MetLife, Inc. 233,494
14,247 MFA Financial, Inc. 57,985
2,569 MidWestOne Financial Group, Inc. 79,562
577 Moody's Corporation 172,298
10,580 Morgan Stanley 821,643
2,213 Navient Corporation 31,668
8,542 New York Community Bancorp,
Inc. 107,800
3,704 New York Mortgage Trust, Inc. 16,557
2,161 Old Republic International
Corporation 47,196
257 Peapack-Gladstone Financial
Corporation 7,936
911 PennyMac Mortgage Investment
Trust 17,856
2,591 Primerica, Inc. 383,002
207 QCR Holdings, Inc. 9,775
15,083 Radian Group, Inc. 350,680
4,284 Raymond James Financial, Inc. 525,047
2,404 S&P Global, Inc. 848,299
9,286 Seacoast Banking Corporation of
Florida
l
336,525
1,668 Selective Insurance Group, Inc. 120,997
7,980 Sixth Street Specialty Lending, Inc. 167,819
6,633 Starwood Property Trust, Inc. 164,100
6,859 Synovus Financial Corporation 313,799
481 T. Rowe Price Group, Inc. 82,540
1,921 Torchmark Corporation 185,626
5,053 Triumph Bancorp, Inc.
l
391,052
8,549 Truist Financial Corporation 498,578
5,377 Umpqua Holdings Corporation 94,366
259 Universal Insurance Holdings, Inc. 3,714
4,968 Unum Group 138,259
36,180 Wells Fargo & Company 1,413,553
14,095 Western Alliance Bancorp 1,331,132
1,239 Western Asset Mortgage Capital
Corporation 3,952
16,298 Zions Bancorporations NA 895,738
1,133 Zurich Insurance Group AG 482,263
Total 30,876,553
Health Care (2.1%)
2,356 Abbott Laboratories 282,343
3,109 AbbVie, Inc. 336,456
602 Align Technology, Inc.
l
326,001
1,501 Amedisys, Inc.
l
397,450
3,860 Amgen, Inc. 960,407
4,509 AMN Healthcare Services, Inc.
l
332,313
3,804 Anthem, Inc. 1,365,446
6,834 Ardelyx, Inc.
l
45,241
Shares Common Stock (17.2%) Value
Health Care (2.1%) - continued
1,328 Becton, Dickinson and Company $ 322,903
1,168 Biogen, Inc.
l
326,748
2,355 Biohaven Pharmaceutical Holding
Company, Ltd.
l
160,964
2,996 Catalent, Inc.
l
315,509
4,868 Centene Corporation
l
311,114
5,389 Cerner Corporation 387,361
2,680 Cigna Holding Company 647,863
4,769 CVS Health Corporation 358,772
5,012 Danaher Corporation 1,128,101
1,057 Dexcom, Inc.
l
379,875
8,645 Edwards Lifesciences Corporation
l
723,068
6,872 GlaxoSmithKline plc ADR
j
245,262
738 Haemonetics Corporation
l
81,925
6,048 Halozyme Therapeutics, Inc.
l
252,141
2,587 HCA Healthcare, Inc. 487,236
1,103 Humana, Inc. 462,433
1,606 Illumina, Inc.
l
616,800
3,800 InMode, Ltd.
l
275,006
728 Intuitive Surgical, Inc.
l
537,948
1,876 IQVIA Holding, Inc.
l
362,331
9,234 Johnson & Johnson 1,517,608
9,158 Lantheus Holdings, Inc.
l
195,706
1,175 LHC Group, Inc.
l
224,672
11,945 Medtronic plc 1,411,063
12,203 Merck & Company, Inc. 940,729
132 Mettler-Toledo International, Inc.
l
152,551
1,095 Moderna, Inc.
l
143,390
880 Novavax, Inc.
l
159,553
4,372 Novo Nordisk AS ADR 294,760
5,704 NuVasive, Inc.
l
373,954
1,675 Quidel Corporation
l
214,283
488 Reata Pharmaceuticals, Inc.
l
48,654
3,274 Stryker Corporation 797,481
9,937 Syneos Health, Inc.
l
753,721
5,439 Tactile Systems Technology, Inc.
l
296,371
1,715 Teladoc Health, Inc.
l
311,701
221 Teleflex, Inc. 91,817
2,726 Thermo Fisher Scientific, Inc. 1,244,092
1,697 UnitedHealth Group, Inc. 631,403
11,751 Vaxart, Inc.
j,l
71,094
1,818 Veeva Systems, Inc.
l
474,934
15,595 Viemed Healthcare, Inc.
l
157,821
1,150 Zimmer Biomet Holdings, Inc. 184,092
4,793 Zoetis, Inc. 754,802
Total 23,875,269
Industrials (2.2%)
4,875 Advanced Drainage Systems, Inc. 504,026
769 Allegion plc 96,602
11,177 Altra Industrial Motion Corporation 618,312
4,129 AMETEK, Inc. 527,397
3,422 ASGN, Inc.
l
326,596
969 Axon Enterprise, Inc.
l
138,005
12,570 Badger Daylighting, Ltd. 428,802
2,983 Blink Charging Company
j,l
122,601
768 Boeing Company
l
195,625
2,606 Carlisle Companies, Inc. 428,895
4,843 Chart Industries, Inc.
l
689,401
36 Copart, Inc.
l
3,910
3,121 Crane Company 293,093
3,198 CSX Corporation 308,351
25 Cummins, Inc. 6,478
4,375 Curtiss-Wright Corporation 518,875
11,041 Delta Air Lines, Inc.
l
533,059

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.2%) Value
Industrials (2.2%) - continued
2,202 Eaton Corporation plc $ 304,493
3,241 Emerson Electric Company 292,403
1,884 Encore Wire Corporation 126,473
2,274 Fortive Corporation 160,635
4,083 Forward Air Corporation 362,611
8,025 FuelCell Energy, Inc.
l
115,640
467 GATX Corporation 43,310
4,683 General Dynamics Corporation 850,245
280 Gorman-Rupp Company 9,271
10,725 Greenbrier Companies, Inc. 506,435
2,800 Heico Corporation 352,240
4,933 Helios Technologies, Inc. 359,468
4,775 Honeywell International, Inc. 1,036,509
13,720 Howmet Aerospace, Inc.
l
440,824
1,526 IDEX Corporation 319,422
254 Illinois Tool Works, Inc. 56,266
13,173 Johnson Controls International plc 786,033
1,865 Kansas City Southern 492,211
2,621 L3Harris Technologies, Inc. 531,224
169 Landstar System, Inc. 27,895
2,891 Lincoln Electric Holdings, Inc. 355,420
1,939 Lockheed Martin Corporation 716,461
4,813 Manpower, Inc. 476,006
21,184 Meritor, Inc.
l
623,233
1,917 Middleby Corporation
l
317,743
750 MSC Industrial Direct Company,
Inc. 67,643
8,067 NAPCO Security Technologies,
Inc.
l
280,974
115 Nordson Corporation 22,848
1,738 Norfolk Southern Corporation 466,688
1,136 Northrop Grumman Corporation 367,655
7,345 Nutrien, Ltd. 395,822
2,162 Old Dominion Freight Line, Inc. 519,766
2,833 Otis Worldwide Corporation 193,919
2,159 Parker-Hannifin Corporation 681,013
10,476 Patrick Industries, Inc. 890,460
11,321 Raven Industries, Inc. 433,934
5,248 Raytheon Technologies
Corporation 405,513
2,432 Regal-Beloit Corporation 346,998
2,992 Ritchie Brothers Auctioneers, Inc. 175,182
11,715 Southwest Airlines Company
l
715,318
3,348 Spirit Airlines, Inc.
l
123,541
2,190 Stanley Black & Decker, Inc. 437,277
6,477 Timken Company 525,738
5,603 Tutor Perini Corporation
l
106,177
1,875 Union Pacific Corporation 413,269
2,981 United Parcel Service, Inc. 506,740
4,198 United Rentals, Inc.
l
1,382,443
991 Verisk Analytics, Inc. 175,100
4,738 WESCO International, Inc.
l
409,979
261 Woodward, Inc. 31,484
Total 25,477,980
Information Technology (3.8%)
1,796 Accenture plc 496,145
2,554 Adobe, Inc.
l
1,214,095
2,245 Advanced Energy Industries, Inc. 245,087
6,696 Agilysys, Inc.
l
321,140
3,565 Alliance Data Systems Corporation 399,601
4,688 Amphenol Corporation 309,267
379 Analog Devices, Inc. 58,775
1,416 ANSYS, Inc.
l
480,817
46,114 Apple, Inc. 5,632,825
Shares Common Stock (17.2%) Value
Information Technology (3.8%) - continued
4,561 Axcelis Technologies, Inc.
l
$ 187,411
4,208 BigCommerce Holdings, Inc.
j,l
243,222
3,266 Broadcom, Ltd. 1,514,314
292 Broadridge Financial Solutions,
Inc. 44,705
7,579 Calix, Inc.
l
262,688
10,758 Ciena Corporation
l
588,678
24,698 Cisco Systems, Inc. 1,277,134
4,559 Computer Services, Inc. 268,981
2,704 Dolby Laboratories, Inc. 266,939
12,740 Dropbox, Inc.
l
339,648
1,844 Enphase Energy, Inc.
l
299,023
522 Euronet Worldwide, Inc.
l
72,193
2,886 Fastly, Inc.
j,l
194,170
951 FleetCor Technologies, Inc.
l
255,467
7,588 II-VI, Inc.
l
518,792
1,043 Intuit, Inc. 399,532
320 Jack Henry & Associates, Inc. 48,550
494 KLA-Tencor Corporation 163,218
343 Lam Research Corporation 204,167
1,031 Littelfuse, Inc. 272,638
1,811 Lumentum Holdings, Inc.
l
165,435
4,383 Mastercard, Inc. 1,560,567
7,340 Microchip Technology, Inc. 1,139,315
14,615 Micron Technology, Inc.
l
1,289,189
27,784 Microsoft Corporation 6,550,634
3,895 Motorola Solutions, Inc. 732,455
7,260 National Instruments Corporation 313,523
1,336 Nice, Ltd. ADR
l
291,208
29,110 Nuance Communications, Inc.
l
1,270,360
2,421 NVIDIA Corporation 1,292,644
254 ON Semiconductor Corporation
l
10,569
9,160 Oracle Corporation 642,757
8,019 PayPal Holdings, Inc.
l
1,947,334
2,619 Plexus Corporation
l
240,529
1,502 Plug Power, Inc.
l
53,832
8,989 QUALCOMM, Inc. 1,191,851
49,705 Sabre Corporation
l
736,131
4,632 Salesforce.com, Inc.
l
981,382
459 Samsung Electronics Company,
Ltd. GDR 836,841
1,818 ServiceNow, Inc.
l
909,200
5,490 Square, Inc.
l
1,246,504
770 TE Connectivity, Ltd. 99,415
726 Teradyne, Inc. 88,340
7,434 Texas Instruments, Inc. 1,404,952
22,434 TTM Technologies, Inc.
l
325,293
130 Tyler Technologies, Inc.
l
55,189
1,797 Visa, Inc. 380,479
1,165 VMware, Inc.
j,l
175,274
2,442 Western Digital Corporation 163,003
3,227 Workiva, Inc.
l
284,815
Total 42,958,242
Materials (0.5%)
12,253 Axalta Coating Systems, Ltd.
l
362,444
5,249 Ball Corporation 444,800
9,979 Carpenter Technology Corporation 410,636
11,662 CF Industries Holdings, Inc. 529,222
2,655 Eastman Chemical Company 292,369
1,489 Ecolab, Inc. 318,750
19,447 Element Solutions, Inc. 355,686
872 International Flavors & Fragrances,
Inc. 121,740
39,893 Ivanhoe Mines, Ltd.
l
205,385

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.2%) Value
Materials (0.5%) - continued
2,123 LyondellBasell Industries NV $ 220,898
1,361 Martin Marietta Materials, Inc. 457,051
6,826 Nucor Corporation 547,923
48 PPG Industries, Inc. 7,212
8,661 Steel Dynamics, Inc. 439,632
611 SunCoke Energy, Inc. 4,283
5,240 UFP Technologies, Inc.
l
261,057
2,563 United States Lime & Minerals, Inc. 342,699
5,219 W. R. Grace & Company 312,409
Total 5,634,196
Real Estate (0.6%)
1,670 Agree Realty Corporation 112,408
2,265 Alexandria Real Estate Equities,
Inc. 372,139
14,336 American Campus Communities,
Inc. 618,885
3,111 Apartment Investment &
Management Company 19,102
1,362 AvalonBay Communities, Inc. 251,303
3,345 Camden Property Trust 367,649
3,518 CBRE Group, Inc.
l
278,309
3,328 Colliers International Group, Inc. 326,943
37 Community Healthcare Trust, Inc. 1,706
2,218 Digital Realty Trust, Inc. 312,383
7,669 Douglas Emmett, Inc. 240,807
7,270 Duke Realty Corporation 304,831
406 EastGroup Properties, Inc. 58,172
6,991 Essential Properties Realty Trust,
Inc. 159,604
96 Extra Space Storage, Inc. 12,725
2,814 First Industrial Realty Trust, Inc. 128,853
5,239 Four Corners Property Trust, Inc. 143,549
3,150 Healthcare Realty Trust, Inc. 95,508
31,388 Host Hotels & Resorts, Inc.
l
528,888
13,430 Independence Realty Trust, Inc. 204,136
451 Innovative Industrial Properties,
Inc. 81,252
4,566 iSTAR Financial, Inc. 81,183
3,988 MGIC Investment Corporation 55,234
8,094 National Storage Affiliates Trust 323,193
5,087 New Residential Investment
Corporation 57,229
5,009 Pebblebrook Hotel Trust 121,669
239 Plymouth Industrial REIT, Inc. 4,027
1,652 Public Storage, Inc. 407,647
3,829 Rayonier, Inc. REIT 123,485
2,833 Realty Income Corporation 179,895
2,304 Rexford Industrial Realty, Inc. 116,122
8,879 Service Properties Trust 105,305
25,796 Sunstone Hotel Investors, Inc.
l
321,418
Total 6,515,559
Utilities (0.4%)
10,522 Alliant Energy Corporation 569,871
1,435 American Electric Power
Company, Inc. 121,544
195 American States Water Company 14,746
17,811 CenterPoint Energy, Inc. 403,419
4,962 Duke Energy Corporation 478,982
9,442 Entergy Corporation 939,196
7,149 Exelon Corporation 312,697
9,091 FirstEnergy Corporation 315,367
1,520 NextEra Energy Partners, LP 110,778
2,747 NextEra Energy, Inc. 207,701
Shares Common Stock (17.2%) Value
Utilities (0.4%) - continued
2,106 NorthWestern Corporation $ 137,311
4,360 Portland General Electric
Company 206,969
2,904 Spire, Inc. 214,577
236 Unitil Corporation 10,783
1,416 WEC Energy Group, Inc. 132,523
Total 4,176,464
Total Common Stock
(cost $138,541,989) 196,389,184
Shares
Registered Investment
Companies ( 13.1% ) Value
Unaffiliated  (1.5%)
54,022 Aberdeen Asia-Pacific Income
Fund, Inc. 220,950
30,350 AllianceBernstein Global High
Income Fund, Inc. 359,648
26,386 BlackRock Core Bond Trust 414,260
24,300 BlackRock Corporate High Yield
Fund, Inc. 285,282
25,253 BlackRock Credit Allocation
Income Trust 370,714
29,806 BlackRock Enhanced Equity
Dividend Trust 281,965
29,597 BlackRock Enhanced Global
Dividend Trust 340,070
19,738 BlackRock Multi-Sector Income
Trust 355,679
16,900 Brookfield Real Assets Income
Fund, Inc. 349,830
9,271 Cohen & Steers Quality Income
Realty Fund, Inc. 129,052
17,623 Eaton Vance Limited Duration
Income Fund 222,578
25,753 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 239,503
21,186 Invesco Dynamic Credit
Opportunities Fund 240,885
7,814 Invesco Senior Loan ETF 172,924
27,000 iShares S&P U.S. Preferred Stock
Index Fund
j
1,036,800
25,838 Liberty All-Star Equity Fund 197,144
47,750 Nuveen Credit Strategies Income
Fund 310,375
19,392 PGIM Global High Yield Fund, Inc. 289,329
16,347 PGIM High Yield Bond Fund, Inc. 255,994
10,775 Pimco Dynamic Credit And
Mortgage Income Fund 239,959
23,629 Royce Micro-Cap Trust, Inc. 267,008
26,688 Royce Value Trust, Inc. 483,320
3,760 SPDR Bloomberg Barclays High
Yield Bond ETF
j
409,088
202,765 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 5,541,567
7,231 Tri-Continental Corporation 234,501
35,500 Vanguard Intermediate-Term
Corporate Bond ETF 3,302,565
15,653 Virtus Dividend, Interst & Premium
Strategy Fund 215,698
60,046 Voya Global Equity Dividend &
Premium Opportunity Fund 342,262
44,471 Wells Fargo Income Opportunities
Fund 375,335

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (13.1%) Value
Unaffiliated  (1.5%)- continued
30,000 Western Asset High Income
Opportunity Fund, Inc. $ 152,400
Total 17,636,685
Affiliated  (11.6%)
10,013,567 Thrivent Core Emerging Markets
Debt Fund 96,831,189
3,458,378 Thrivent Core International Equity
Fund 35,137,123
Total 131,968,312
Total Registered Investment
Companies (cost $146,624,772) 149,604,997
Shares Preferred Stock ( 1.4% ) Value
Communications Services (0.1%)
32,525 AT&T, Inc., 4.750%
i
821,907
9,075 AT&T, Inc., 5.000%
i
239,307
Total 1,061,214
Consumer Discretionary (<0.1%)
3,814 International Flavors & Fragrances,
Inc., Convertible, 6.000% 187,039
Total 187,039
Consumer Staples (<0.1%)
5,650 CHS, Inc., 6.750%
b,i
156,053
Total 156,053
Energy (0.1%)
38,460 Crestwood Equity Partners, LP,
9.250%
i
332,295
6,975 Energy Transfer Operating, LP,
7.600%
b,i
166,772
6,317 Nustar Logistics, LP, 6.975%
b
155,714
Total 654,781
Financials (0.9%)
10,000 Aegon Funding Corporation II,
5.100% 259,500
8,335 Agribank FCB, 6.875%
b,i
900,180
20,000 Allstate Corporation, 5.100%
i
540,200
17,600 Bank of America Corporation,
5.000%
i
465,872
7,750 Bank of America Corporation,
5.375%
i
209,870
303 Bank of America Corporation,
Convertible, 7.250%
i
423,594
19,925 Capital One Financial Corporation,
5.000%
i
513,069
12,970 Cobank ACB, 6.250%
b,i
1,365,093
21,500 Equitable Holdings, Inc., 5.250%
i
565,020
585 First Horizon Bank, 3.750%
b,g,i
485,550
11,538 GMAC Capital Trust I, 5.983%
b
293,988
13,150 J.P. Morgan Chase & Company,
4.750%
i
347,423
12,800 J.P. Morgan Chase & Company,
5.750%
i
347,008
12,800 Legg Mason, Inc., 5.450% 326,400
22,400 Morgan Stanley, 5.850%
b,i
637,952
13,084 Morgan Stanley, 7.125%
b,i,j
377,604
3,500 Synovus Financial Corporation,
5.875%
b,i
94,080
Shares Preferred Stock (1.4%) Value
Financials (0.9%) - continued
19,200 Truist Financial Corporation,
4.750%
i
$ 494,400
1,215 Wells Fargo & Company,
Convertible, 7.500%
i
1,722,153
Total 10,368,956
Health Care (<0.1%)
207 Danaher Corporation, Convertible,
5.000%
j
268,106
Total 268,106
Industrials (0.1%)
691 Fortive Corporation, Convertible,
5.000% 687,932
6,257 Stanley Black & Decker, Inc.,
Convertible, 5.250%
j
738,201
Total 1,426,133
Real Estate (0.1%)
23,525 Public Storage, 4.125%
i
607,180
5,025 Public Storage, 4.625%
i
134,972
1,275 Public Storage, 4.700%
i,j
34,183
1,950 Public Storage, 4.875%
i
52,221
Total 828,556
Utilities (0.1%)
2,217 American Electric Power
Company, Inc., Convertible,
6.125% 106,992
7,542 NextEra Energy, Inc., Convertible,
4.872% 432,986
25,600 Southern Company, 4.950% 673,792
6,407 Southern Company, Convertible,
6.750% 326,309
Total 1,540,079
Total Preferred Stock
(cost $15,748,518) 16,490,917
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
9,306,207 Thrivent Cash Management Trust 9,306,207
Total Collateral Held for
Securities Loaned
(cost $9,306,207) 9,306,207
Shares or
Principal
Amount Short-Term Investments ( 22.2% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.080%, 4/21/2021
m,n
300,000
2,000,000 0.035%, 4/28/2021
m,n
2,000,000
2,200,000 0.040%, 5/4/2021
m,n
2,199,980
300,000 0.030%, 5/18/2021
m
299,996
1,500,000 0.020%, 6/16/2021
m,n
1,499,937
Thrivent Core Short-Term Reserve
Fund
24,534,543 0.180% 245,345,432
U.S. Treasury Bills
500,000 0.018%, 4/15/2021
m,o
499,998
900,000 0.048%, 8/26/2021
m,o
899,917
Total Short-Term Investments
(cost $253,027,920) 253,045,260

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (22.2%) Value
Total Investments (cost
$1,270,579,039) 117.5% $1,342,157,520
Other Assets and Liabilities, Net
(17.5%) (200,091,344)
Total Net Assets 100.0% $1,142,066,176
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2021.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $176,132,190 or 15.4%
of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2021.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j All or a portion of the security is on loan.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Non-income producing security.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At March 31, 2021, $1,289,925 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Fund as of March 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 4,956,426
Common Stock 3,980,417
Total lending $8,936,843
Gross amount payable upon return of
collateral for securities loaned $9,306,207
Net amounts due to counterparty
$369,364
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
COF 11 - 11th District Cost of Funds
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Diversified Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 6,964,873 – 6,964,873 –
Capital Goods 10,885,793 – 10,116,452 769,341
Communications Services 23,286,479 – 23,286,479 –
Consumer Cyclical 17,089,479 – 17,089,479 –
Consumer Non-Cyclical 15,368,131 – 15,191,381 176,750
Energy 1,347,166 – 1,347,166 –
Financials 6,988,399 – 5,902,458 1,085,941
Technology 8,181,242 – 8,181,242 –
Transportation 5,655,260 – 5,655,260 –
Utilities 4,797,962 – 4,797,962 –
Long-Term Fixed Income
Asset-Backed Securities 27,657,836 – 27,657,836 –
Basic Materials 11,580,123 – 11,580,123 –
Capital Goods 20,824,904 – 20,824,904 –
Collateralized Mortgage Obligations 67,538,310 – 67,013,310 525,000
Commercial Mortgage-Backed Securities 1,262,502 – 1,262,502 –
Communications Services 28,570,451 – 28,397,111 173,340
Consumer Cyclical 37,409,925 – 37,409,925 –
Consumer Non-Cyclical 35,973,333 – 35,973,333 –
Energy 30,506,112 – 30,506,112 –
Financials 74,139,176 – 74,139,176 –
Foreign Government 180,724 – 180,724 –
Mortgage-Backed Securities 213,813,752 – 213,813,752 –
Technology 20,510,019 – 20,510,019 –
Transportation 7,757,646 – 7,757,646 –
U.S. Government & Agencies 27,686,011 – 27,686,011 –
Utilities 11,345,347 – 11,345,347 –
Common Stock
Communications Services 16,636,490 16,573,647 62,843 –
Consumer Discretionary 25,637,586 25,615,188 22,398 –
Consumer Staples 7,230,330 7,230,330 – –
Energy 7,370,515 7,370,515 – –
Financials 30,876,553 30,394,290 482,263 –
Health Care 23,875,269 23,875,269 – –
Industrials 25,477,980 25,049,178 428,802 –
Information Technology 42,958,242 42,121,401 836,841 –
Materials 5,634,196 5,428,811 205,385 –
Real Estate 6,515,559 6,515,559 – –
Utilities 4,176,464 4,176,464 – –
Registered Investment Companies
Unaffiliated 17,636,685 17,636,685 – –
Preferred Stock
Communications Services 1,061,214 1,061,214 – –
Consumer Discretionary 187,039 187,039 – –
Consumer Staples 156,053 156,053 – –
Energy 654,781 654,781 – –
Financials 10,368,956 9,883,406 485,550 –
Health Care 268,106 268,106 – –
Industrials 1,426,133 1,426,133 – –
Real Estate 828,556 828,556 – –
Utilities 1,540,079 1,540,079 – –
Short-Term Investments 7,699,828 – 7,699,828 –
Subtotal Investments in Securities $955,537,569 $227,992,704 $724,814,493 $2,730,372
Other Investments  * Total
Affiliated Registered Investment Companies 131,968,312
Affiliated Short-Term Investments 245,345,432
Collateral Held for Securities Loaned 9,306,207
Subtotal Other Investments $386,619,951
Total Investments at Value $1,342,157,520

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 628,658 628,658 – –
Total Asset Derivatives $628,658 $628,658 $– $–
Liability Derivatives
Futures Contracts 161,003 161,003 – –
Total Liability Derivatives $161,003 $161,003 $– $–
The following table presents Diversified Income Plus Fund's futures contracts held as of March 31, 2021. Investments and/or cash totaling
$3,499,955 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 153 June 2021 $ 33,805,102 ( $ 33,939)
CBOT 5-Yr. U.S. Treasury Note 53 June 2021 6,623,897 (83,779)
CBOT U.S. Long Bond 3 June 2021 484,649 (20,868)
CME E-mini S&P 500 Index 6 June 2021 1,189,120 1,100
CME Ultra Long Term U.S. Treasury Bond 15 June 2021 2,740,699 (22,417)
ICE mini MSCI EAFE Index 40 June 2021 4,376,122 7,878
Total Futures Long Contracts $ 49,219,589 ( $ 152,025)
CBOT 10-Yr. U.S. Treasury Note (119) June 2021 ( $ 15,973,508) $ 391,946
CME E-mini Russell 2000 Index (252) June 2021 (28,097,135) 93,635
Ultra 10-Yr. U.S. Treasury Note (25) June 2021 (3,726,287) 134,099
Total Futures Short Contracts ( $ 47,796,930) $619,680
Total Futures Contracts $ 1,422,659 $467,655

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Fund, is as follows:
Fund
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $55,778 $45,734 $– $96,831 10,014 8.5%
Core International Equity 66,111 – 32,600 35,137 3,458 3.1
Total Affiliated Registered Investment
Companies 121,889 131,968 11.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 147,425 381,393 283,473 245,345 24,535 21.5
Total Affiliated Short-Term Investments 147,425 245,345 21.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,867 51,195 50,756 9,306 9,306 0.8
Total Collateral Held for Securities Loaned 8,867 9,306 0.8
Total Value $278,181 $386,619
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(4,681) $– $734
Core International Equity 1,912 (286) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 0 0 – 87
Total Income/Non Income Cash from Affiliated Investments $821
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 13
Total Affiliated Income from Securities Loaned, Net $13
Total $1,912 $(4,967) $–

Multidimensional Income Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 50.1% ) Value
Basic Materials (1.9%)
Alcoa Nederland Holding BV
$ 40,000 5.500%,  12/15/2027
a
$ 43,056
BWAY Holding Company
30,000 5.500%,  4/15/2024
a
30,412
Chemours Company
20,000 5.750%,  11/15/2028
a
21,058
Cleveland-Cliffs, Inc.
30,000 5.875%,  6/1/2027 31,050
20,000 4.625%,  3/1/2029
a
19,966
20,000 4.875%,  3/1/2031
a
19,950
Consolidated Energy Finance SA
35,000 6.875%,  6/15/2025
a
35,656
First Quantum Minerals, Ltd.
40,000 7.250%,  4/1/2023
a
40,700
10,000 7.500%,  4/1/2025
a
10,325
Freeport-McMoRan, Inc.
40,000 4.125%,  3/1/2028 42,048
30,000 4.250%,  3/1/2030 31,950
20,000 4.625%,  8/1/2030 21,764
Hecla Mining Company
10,000 7.250%,  2/15/2028 10,725
Hudbay Minerals, Inc.
30,000 4.500%,  4/1/2026
a
31,179
Ingevity Corporation
40,000 3.875%,  11/1/2028
a
38,800
Kraton Polymers, LLC
30,000 4.250%,  12/15/2025
a
30,113
Mercer International, Inc.
30,000 5.125%,  2/1/2029
a
31,080
Norbord, Inc.
40,000 5.750%,  7/15/2027
a
42,632
Novelis Corporation
30,000 5.875%,  9/30/2026
a
31,313
20,000 4.750%,  1/30/2030
a
20,614
OCI NV
40,000 4.625%,  10/15/2025
a
41,350
Olin Corporation
55,000 5.125%,  9/15/2027 56,925
Tronox Finance plc
20,000 5.750%,  10/1/2025
a
20,863
United States Steel Corporation
50,000 6.875%,  3/1/2029 51,125
Venator Finance SARL
30,000 5.750%,  7/15/2025
a
29,100
Total 783,754
Capital Goods (2.9%)
AECOM
50,000 5.125%,  3/15/2027 54,406
Amsted Industries, Inc.
40,000 5.625%,  7/1/2027
a
42,450
Ardagh Packaging Finance plc
35,000 6.000%,  2/15/2025
a
36,067
20,000 5.250%,  8/15/2027
a
20,402
Bombardier, Inc.
30,000 7.500%,  3/15/2025
a
29,512
30,000 7.875%,  4/15/2027
a
29,421
Brand Industrial Services, Inc.
15,000 8.500%,  7/15/2025
a
15,117
BWAY Holding Company
35,000 7.250%,  4/15/2025
a
35,000
Chart Industries, Inc., Convertible
8,000 1.000%,  11/15/2024
a
19,855
Principal
Amount Long-Term Fixed Income (50.1%) Value
Capital Goods (2.9%) - continued
Cornerstone Building Brands, Inc.
$ 45,000 6.125%,  1/15/2029
a
$ 47,925
Covanta Holding Corporation
30,000 6.000%,  1/1/2027 31,312
5,000 5.000%,  9/1/2030 5,050
CP Atlas Buyer, Inc.
30,000 7.000%,  12/1/2028
a
31,531
Crown Americas Capital
Corporation IV
40,000 4.500%,  1/15/2023 42,075
Crown Cork & Seal Company, Inc.
20,000 7.375%,  12/15/2026 24,075
Fortive Corporation, Convertible
9,000 0.875%,  2/15/2022 9,123
General Electric Company
100,000
3.514%,  (LIBOR 3M +
3.330%), 6/15/2021
b,c
94,500
GFL Environmental, Inc.
10,000 4.000%,  8/1/2028
a
9,675
35,000 3.500%,  9/1/2028
a
33,950
Greenbrier Companies, Inc.,
Convertible
4,000 2.875%,  2/1/2024 4,350
H&E Equipment Services, Inc.
30,000 3.875%,  12/15/2028
a
29,175
Howmet Aerospace, Inc.
30,000 6.875%,  5/1/2025 34,763
Jeld-Wen, Inc.
30,000 4.625%,  12/15/2025
a
30,375
KBR, Inc., Convertible
29,000 2.500%,  11/1/2023 45,729
Meritor, Inc.
20,000 4.500%,  12/15/2028
a
20,060
NESCO Holdings II, Inc.
10,000 5.500%,  4/15/2029
a,d
10,258
Owens-Brockway Glass Container,
Inc.
20,000 5.875%,  8/15/2023
a
21,425
Patrick Industries, Inc., Convertible
6,000 1.000%,  2/1/2023 6,998
SRM Escrow Issuer, LLC
30,000 6.000%,  11/1/2028
a
31,440
Standard Industries, Inc.
60,000 4.375%,  7/15/2030
a
60,540
Titan Acquisition, Ltd.
15,000 7.750%,  4/15/2026
a
15,581
TransDigm, Inc.
25,000 6.250%,  3/15/2026
a
26,505
85,000 5.500%,  11/15/2027 87,986
10,000 4.625%,  1/15/2029
a
9,861
United Rentals North America, Inc.
50,000 4.875%,  1/15/2028 52,669
30,000 4.000%,  7/15/2030 30,533
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
15,356
WESCO Distribution, Inc.
30,000 7.250%,  6/15/2028
a
33,492
Total 1,178,542
Collateralized Mortgage Obligations (0.3%)
GMACM Mortgage Loan Trust
24,575
3.627%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
24,410

Multidimensional Income Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Collateralized Mortgage Obligations (0.3%) -
continued
Residential Accredit Loans, Inc.
Trust
$ 59,257
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 $ 57,422
WaMu Mortgage Pass Through
Certificates
56,934
1.139%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
53,410
Total 135,242
Communications Services (4.5%)
AMC Networks, Inc.
40,000 4.250%,  2/15/2029 38,900
CCO Holdings, LLC
65,000 5.500%,  5/1/2026
a
67,034
10,000 5.125%,  5/1/2027
a
10,573
115,000 4.500%,  8/15/2030
a
117,208
Cengage Learning, Inc.
45,000 9.500%,  6/15/2024
a
45,844
Clear Channel Worldwide
Holdings, Inc.
40,000 7.750%,  4/15/2028
a
39,560
Consolidated Communications,
Inc.
20,000 5.000%,  10/1/2028
a
20,156
CSC Holdings, LLC
30,000 5.500%,  5/15/2026
a
30,930
40,000 5.375%,  2/1/2028
a
42,050
20,000 4.125%,  12/1/2030
a
19,866
Cumulus Media New Holdings,
Inc.
30,000 6.750%,  7/1/2026
a
30,562
DISH DBS Corporation
30,000 7.375%,  7/1/2028 31,471
Embarq Corporation
10,000 7.995%,  6/1/2036 11,522
Entercom Media Corporation
20,000 6.500%,  5/1/2027
a
20,675
Front Range BidCo, Inc.
40,000 4.000%,  3/1/2027
a
39,300
30,000 6.125%,  3/1/2028
a
30,788
Frontier Communications
Corporation
20,000 5.875%,  10/15/2027
a
21,200
10,000 6.750%,  5/1/2029
a
10,547
GCI, LLC
30,000 4.750%,  10/15/2028
a
30,712
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026 22,162
iHeartCommunications, Inc.
30,000 4.750%,  1/15/2028
a
30,225
LCPR Senior Secured Financing
DAC
30,000 6.750%,  10/15/2027
a
31,984
Level 3 Financing, Inc.
45,000 4.625%,  9/15/2027
a
46,313
100,000 4.250%,  7/1/2028
a
101,131
Ligado Networks, LLC
15,000
0.000%,PIK 15.500%,
11/1/2023
a,e,f
14,055
Principal
Amount Long-Term Fixed Income (50.1%) Value
Communications Services (4.5%) - continued
Meredith Corporation
$ 30,000 6.500%,  7/1/2025
a
$ 32,186
Netflix, Inc.
75,000 4.875%,  4/15/2028 84,844
Nexstar Escrow Corporation
35,000 5.625%,  7/15/2027
a
36,684
Nielsen Finance, LLC
20,000 5.625%,  10/1/2028
a
21,025
Radiate Holdco, LLC
20,000 6.500%,  9/15/2028
a
21,119
Scripps Escrow II, Inc.
20,000 3.875%,  1/15/2029
a
19,650
20,000 5.375%,  1/15/2031
a
19,850
SFR Group SA
60,000 7.375%,  5/1/2026
a
62,406
Sinclair Television Group, Inc.
40,000 5.500%,  3/1/2030
a
38,900
Sirius XM Radio, Inc.
30,000 5.000%,  8/1/2027
a
31,471
30,000 4.125%,  7/1/2030
a
30,034
Sprint Capital Corporation
30,000 6.875%,  11/15/2028 37,829
10,000 8.750%,  3/15/2032 14,788
Sprint Corporation
135,000 7.625%,  2/15/2025 160,988
Terrier Media Buyer, Inc.
25,000 8.875%,  12/15/2027
a
26,901
T-Mobile USA, Inc.
35,000 2.875%,  2/15/2031 33,828
United States Cellular Corporation
20,000 6.700%,  12/15/2033 24,224
Uniti Group, LP
15,000 6.500%,  2/15/2029
a
14,813
Univision Communications, Inc.
50,000 6.625%,  6/1/2027
a
53,396
Viacom, Inc.
44,000 5.875%,  2/28/2057
b
44,718
ViaSat, Inc.
40,000 5.625%,  9/15/2025
a
40,658
VTR Finance NV
10,000 6.375%,  7/15/2028
a
10,800
Ziggo BV
50,000 5.500%,  1/15/2027
a
52,063
Total 1,817,943
Consumer Cyclical (5.9%)
1011778 B.C., ULC
55,000 4.375%,  1/15/2028
a
55,260
Allied Universal Holdco, LLC
30,000 6.625%,  7/15/2026
a
31,814
Allison Transmission, Inc.
40,000 4.750%,  10/1/2027
a
42,512
American Axle & Manufacturing,
Inc.
45,000 6.500%,  4/1/2027
g
46,687
Bloomin' Brands, Inc., Convertible
9,000 5.000%,  5/1/2025
a
21,724
Booking Holdings, Inc.,
Convertible
2,000 0.900%,  9/15/2021 2,344
Brookfield Residential Properties,
Inc.
50,000 6.250%,  9/15/2027
a
52,187

Multidimensional Income Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Consumer Cyclical (5.9%) - continued
Burlington Stores, Inc., Convertible
$ 35,000 2.250%,  4/15/2025
a
$ 52,566
Caesars Entertainment, Inc.
10,000 8.125%,  7/1/2027
a
11,027
Carnival Corporation
30,000 11.500%,  4/1/2023
a
34,387
20,000 10.500%,  2/1/2026
a
23,525
10,000 7.625%,  3/1/2026
a
10,743
40,000 5.750%,  3/1/2027
a
41,050
Cedar Fair, LP
40,000 5.250%,  7/15/2029 41,116
Cinemark USA, Inc.
40,000 5.875%,  3/15/2026
a
40,958
Clarios Global, LP
15,000 8.500%,  5/15/2027
a
16,144
Colt Merger Sub, Inc.
65,000 6.250%,  7/1/2025
a
69,291
Dana, Inc.
40,000 5.625%,  6/15/2028 42,800
Dick's Sporting Goods, Inc.,
Convertible
13,000 3.250%,  4/15/2025
a
29,786
Empire Communities Corporation
30,000 7.000%,  12/15/2025
a
31,612
Expedia Group, Inc., Convertible
24,000 Zero Coupon,  2/15/2026
a
26,196
Ford Motor Company
10,000 9.000%,  4/22/2025 12,111
25,000 9.625%,  4/22/2030 34,888
50,000 7.450%,  7/16/2031 63,041
Ford Motor Company, Convertible
80,000 Zero Coupon,  3/15/2026
a
80,800
Ford Motor Credit Company, LLC
90,000 4.063%,  11/1/2024 94,414
75,000 4.134%,  8/4/2025 78,444
Gap, Inc.
20,000 8.625%,  5/15/2025
a
22,395
General Motors Financial
Company, Inc.
50,000 5.700%,  9/30/2030
b,c
54,000
Hanesbrands, Inc.
50,000 4.875%,  5/15/2026
a
53,625
Herc Holdings, Inc.
30,000 5.500%,  7/15/2027
a
31,926
Hilton Domestic Operating
Company, Inc.
20,000 4.875%,  1/15/2030 21,216
Hilton Worldwide Finance, LLC
70,000 4.875%,  4/1/2027 73,062
International Game Technology plc
40,000 5.250%,  1/15/2029
a
41,720
KB Home
30,000 4.800%,  11/15/2029 31,425
L Brands, Inc.
40,000 6.625%,  10/1/2030
a
45,672
10,000 6.875%,  11/1/2035 11,918
Landry's, Inc.
30,000 6.750%,  10/15/2024
a
30,335
Levi Strauss & Company
50,000 3.500%,  3/1/2031
a
48,250
Live Nation Entertainment, Inc.
20,000 3.750%,  1/15/2028
a
19,725
Principal
Amount Long-Term Fixed Income (50.1%) Value
Consumer Cyclical (5.9%) - continued
Mattamy Group Corporation
$ 50,000 5.250%,  12/15/2027
a
$ 52,313
30,000 4.625%,  3/1/2030
a
29,798
MGM Resorts International
65,000 5.500%,  4/15/2027 69,875
PetSmart, Inc.
20,000 4.750%,  2/15/2028
a
20,454
30,000 7.750%,  2/15/2029
a
32,474
Prime Security Services Borrower,
LLC
60,000 5.750%,  4/15/2026
a
64,923
Real Hero Merger Sub 2, Inc.
25,000 6.250%,  2/1/2029
a
25,813
Realogy Group, LLC
40,000 5.750%,  1/15/2029
a
39,450
Rite Aid Corporation
15,000 7.500%,  7/1/2025
a
15,581
Royal Caribbean Cruises, Ltd.
40,000 9.125%,  6/15/2023
a
44,077
10,000 11.500%,  6/1/2025
a
11,663
20,000 5.500%,  4/1/2028
a
20,100
Scientific Games International, Inc.
60,000 5.000%,  10/15/2025
a
62,142
40,000 7.250%,  11/15/2029
a
43,400
SeaWorld Parks and
Entertainment, Inc.
20,000 9.500%,  8/1/2025
a
21,737
Six Flags Entertainment
Corporation
10,000 5.500%,  4/15/2027
a,g
10,363
Six Flags Theme Parks, Inc.
20,000 7.000%,  7/1/2025
a
21,625
Staples, Inc.
50,000 7.500%,  4/15/2026
a
52,738
Tenneco, Inc.
20,000 5.000%,  7/15/2026 18,850
Uber Technologies, Inc.
25,000 6.250%,  1/15/2028
a
27,230
Under Armour, Inc., Convertible
2,000 1.500%,  6/1/2024
a
3,919
Vista Outdoor, Inc.
40,000 4.500%,  3/15/2029
a
39,578
Wyndham Destinations, Inc.
20,000 6.625%,  7/31/2026
a
22,707
Wyndham Hotels & Resorts, Inc.
15,000 4.375%,  8/15/2028
a
15,173
Yum! Brands, Inc.
50,000 4.750%,  1/15/2030
a
52,865
ZF North America Capital, Inc.
20,000 4.750%,  4/29/2025
a
21,471
Total 2,413,015
Consumer Non-Cyclical (4.8%)
Albertson's Companies, Inc.
80,000 3.500%,  3/15/2029
a
76,131
Aramark Services, Inc.
20,000 6.375%,  5/1/2025
a
21,200
Bausch Health Companies, Inc.
40,000 5.000%,  1/30/2028
a
40,500
70,000 5.000%,  2/15/2029
a
69,519
Callaway Golf Company,
Convertible
4,000 2.750%,  5/1/2026
a
6,845

Multidimensional Income Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Consumer Non-Cyclical (4.8%) - continued
Centene Corporation
$ 50,000 5.375%,  6/1/2026
a
$ 52,285
40,000 4.250%,  12/15/2027 42,075
20,000 4.625%,  12/15/2029 21,646
Central Garden & Pet Company
30,000 4.125%,  10/15/2030 30,300
Community Health Systems, Inc.
15,000 5.625%,  3/15/2027
a
15,712
20,000 6.000%,  1/15/2029
a
21,150
40,000 6.875%,  4/15/2029
a
41,875
DaVita, Inc.
40,000 4.625%,  6/1/2030
a
40,754
Edgewell Personal Care Company
20,000 5.500%,  6/1/2028
a
21,120
Encompass Health Corporation
50,000 4.500%,  2/1/2028 51,206
Endo Finance, LLC
25,000 9.500%,  7/31/2027
a
27,156
Energizer Holdings, Inc.
40,000 4.375%,  3/31/2029
a
40,140
H. J. Heinz Company
10,000 5.200%,  7/15/2045 11,566
HCA, Inc.
140,000 5.375%,  2/1/2025 156,172
HLF Financing SARL, LLC
30,000 7.250%,  8/15/2026
a
31,425
Illumina, Inc.
40,000 9.000%,  7/1/2028
a
45,012
Illumina, Inc., Convertible
1,000 0.500%,  6/15/2021 1,504
Ionis Pharmaceuticals, Inc.,
Convertible
4,000 0.125%,  12/15/2024 3,819
JBS Investments II GmbH
20,000 5.750%,  1/15/2028
a
21,100
JBS USA, LLC
55,000 6.500%,  4/15/2029
a
62,123
Kraft Foods Group, Inc.
50,000 5.000%,  6/4/2042 56,270
Kraft Heinz Foods Company
70,000 4.625%,  1/30/2029 78,563
50,000 3.750%,  4/1/2030 53,067
40,000 4.250%,  3/1/2031 44,037
Mattel, Inc.
45,000 3.375%,  4/1/2026
a
46,460
Molina Healthcare, Inc.
30,000 4.375%,  6/15/2028
a
30,869
MPH Acquisition Holdings, LLC
30,000 5.750%,  11/1/2028
a,g
29,250
Ortho-Clinical Diagnostics, Inc.
25,000 7.250%,  2/1/2028
a
27,392
Par Pharmaceutical, Inc.
35,000 7.500%,  4/1/2027
a
37,123
Pilgrim's Pride Corporation
30,000 5.875%,  9/30/2027
a
32,151
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
a,b,c
47,355
Scotts Miracle-Gro Company
35,000 4.500%,  10/15/2029 36,083
SEG Holding, LLC
40,000 5.625%,  10/15/2028
a
41,900
Simmons Foods, Inc.
20,000 4.625%,  3/1/2029
a
20,175
Principal
Amount Long-Term Fixed Income (50.1%) Value
Consumer Non-Cyclical (4.8%) - continued
Spectrum Brands, Inc.
$ 10,000 5.000%,  10/1/2029
a
$ 10,550
10,000 5.500%,  7/15/2030
a
10,700
Syneos Health, Inc.
40,000 3.625%,  1/15/2029
a
38,900
Teleflex, Inc.
50,000 4.250%,  6/1/2028
a
51,813
Tenet Healthcare Corporation
30,000 4.625%,  7/15/2024 30,621
60,000 5.125%,  11/1/2027
a
62,742
15,000 6.125%,  10/1/2028
a
15,656
Teva Pharmaceutical Finance
Netherlands III BV
45,000 2.800%,  7/21/2023 44,800
United Natural Foods, Inc.
35,000 6.750%,  10/15/2028
a
37,406
VRX Escrow Corporation
75,000 6.125%,  4/15/2025
a
76,890
Winnebago Industries, Inc.,
Convertible
21,000 1.500%,  4/1/2025 29,085
Total 1,942,193
Energy (5.4%)
Antero Midstream Partners, LP
10,000 5.750%,  3/1/2027
a
10,002
Antero Resources Corporation
20,000 5.000%,  3/1/2025 20,015
Apache Corporation
30,000 4.875%,  11/15/2027 30,750
40,000 4.375%,  10/15/2028 39,880
Archrock Partners, LP
30,000 6.250%,  4/1/2028
a
30,474
BP Capital Markets plc
44,000 4.875%,  3/22/2030
b,c
47,135
Buckeye Partners, LP
50,000 3.950%,  12/1/2026 49,423
Centennial Resource Production,
LLC
30,000 6.875%,  4/1/2027
a
26,700
Cheniere Energy Partners, LP
80,000 5.625%,  10/1/2026 83,656
Cheniere Energy, Inc., Convertible
5,000 4.250%,  3/15/2045 4,085
CNX Resources Corporation
20,000 6.000%,  1/15/2029
a
20,784
Comstock Resources, Inc.
20,000 9.750%,  8/15/2026 21,700
Continental Resources, Inc.
10,000 4.375%,  1/15/2028 10,515
20,000 5.750%,  1/15/2031
a
22,597
Enagas SA
55,000 5.500%,  1/15/2028
a
53,716
Enbridge, Inc.
187,000 6.250%,  3/1/2078
b
195,771
52,000 5.750%,  7/15/2080
b
55,640
Encana Corporation
10,000 6.625%,  8/15/2037 12,026
Endeavor Energy Resources, LP
20,000 5.750%,  1/30/2028
a
21,126
Energean Israel Finance, Ltd.
35,000 4.500%,  3/30/2024
a
35,178

Multidimensional Income Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Energy (5.4%) - continued
Energy Transfer Operating, LP
$ 25,000 6.625%,  2/15/2028
b,c
$ 22,125
EnLink Midstream Partners, LP
30,000 4.850%,  7/15/2026 28,981
20,000 5.600%,  4/1/2044 16,600
Enterprise Products Operating,
LLC
75,000 4.875%,  8/16/2077
b
70,531
EQM Midstream Partners, LP
40,000 6.500%,  7/1/2027
a
43,490
20,000 6.500%,  7/15/2048 19,950
EQT Corporation
40,000 3.900%,  10/1/2027 40,800
EQT Corporation, Convertible
16,000 1.750%,  5/1/2026
a
23,501
Genesis Energy, LP
10,000 6.500%,  10/1/2025 9,802
Harvest Midstream, LP
30,000 7.500%,  9/1/2028
a
32,241
Hess Midstream Operations, LP
20,000 5.625%,  2/15/2026
a
20,600
Hilcorp Energy I, LP
40,000 5.750%,  2/1/2029
a
40,350
Murphy Oil Corporation
20,000 5.875%,  12/1/2027 19,600
Nabors Industries, Ltd.
30,000 7.250%,  1/15/2026
a
24,900
Newfield Exploration Company
20,000 5.625%,  7/1/2024 21,987
NGL Energy Operating, LLC
20,000 7.500%,  2/1/2026
a
20,550
NGL Energy Partners, LP
20,000 7.500%,  11/1/2023 19,300
NuStar Logistics, LP
30,000 5.750%,  10/1/2025 32,116
Occidental Petroleum Corporation
20,000 3.450%,  7/15/2024 20,000
50,000 2.900%,  8/15/2024 49,452
60,000 3.400%,  4/15/2026 58,260
60,000 3.500%,  8/15/2029 56,298
20,000 6.450%,  9/15/2036 22,075
50,000 4.400%,  4/15/2046 42,822
Ovintiv, Inc.
10,000 7.375%,  11/1/2031 12,720
PBF Holding Company, LLC
30,000 9.250%,  5/15/2025
a
30,628
PDC Energy, Inc., Convertible
1,000 1.125%,  9/15/2021 991
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025
a
10,962
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
b,c
48,754
Range Resources Corporation
20,000 9.250%,  2/1/2026 21,730
20,000 8.250%,  1/15/2029
a
21,400
Southwestern Energy Company
40,000 7.500%,  4/1/2026 42,321
Sunoco, LP
40,000 6.000%,  4/15/2027 41,850
Targa Resources Partners, LP
10,000 5.375%,  2/1/2027 10,371
20,000 5.000%,  1/15/2028 20,825
Principal
Amount Long-Term Fixed Income (50.1%) Value
Energy (5.4%) - continued
Teine Energy, Ltd.
$ 35,000 6.875%,  4/15/2029
a,d
$ 35,423
TransCanada Trust
105,000 5.300%,  3/15/2077
b
109,666
Transocean Guardian, Ltd.
29,000 5.875%,  1/15/2024
a
25,375
Transocean Proteus, Ltd.
12,000 6.250%,  12/1/2024
a
11,400
USA Compression Partners, LP
20,000 6.875%,  4/1/2026 20,513
Vine Energy Holdings, LLC
20,000 6.750%,  4/15/2029
a,d
20,000
W&T Offshore, Inc.
37,000 9.750%,  11/1/2023
a
32,734
Weatherford International, Ltd.
30,000 8.750%,  9/1/2024
a
31,383
30,000 11.000%,  12/1/2024
a
28,800
Western Midstream Operating, LP
30,000 4.350%,  2/1/2025 31,050
20,000 3.950%,  6/1/2025 20,540
10,000 5.500%,  8/15/2048 9,841
Total 2,186,781
Financials (14.7%)
Air Lease Corporation
88,000 4.650%,  6/15/2026
b,c
86,900
Ally Financial, Inc.
40,000 5.750%,  11/20/2025 45,443
Ares Capital Corporation,
Convertible
11,000 4.625%,  3/1/2024 11,956
BAC Capital Trust XIV
30,000
4.000%,  (LIBOR 3M +
0.400%), 4/19/2021
b,c
29,475
Bank of America Corporation
50,000 6.100%,  9/5/2024
b,c
55,500
284,000 6.250%,  3/5/2025
b,c
314,331
92,000 5.875%,  3/15/2028
b,c
100,342
Bank of New York Mellon
Corporation
22,000 4.700%,  9/20/2025
b,c
23,836
Bank of Nova Scotia
66,000 4.900%,  6/4/2025
b,c
70,167
Barclays plc
105,000 8.000%,  6/15/2024
b,c
116,550
Burford Capital Global Finance,
LLC
15,000 6.250%,  4/15/2028
a,d
15,375
CANPACK SA
40,000 3.125%,  11/1/2025
a
40,600
Cascades USA, Inc.
25,000 5.125%,  1/15/2026
a
26,531
Charles Schwab Corporation
191,000 5.375%,  6/1/2025
b,c
210,992
176,000 4.000%,  6/1/2026
b,c
178,605
Chobani, LLC
40,000 4.625%,  11/15/2028
a
40,800
Citigroup, Inc.
90,000
4.672%,  (LIBOR 3M +
4.478%), 5/15/2021
b,c
90,343
100,000 5.950%,  1/30/2023
b,c
104,913
60,000 5.000%,  9/12/2024
b,c
61,818
30,000 5.950%,  5/15/2025
b,c
32,325

Multidimensional Income Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Financials (14.7%) - continued
$ 60,000 4.000%,  12/10/2025
b,c
$ 60,585
160,000 3.875%,  2/18/2026
b,c
159,253
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,c
24,227
Credit Acceptance Corporation
25,000 5.125%,  12/31/2024
a
25,500
Credit Agricole SA
44,000 8.125%,  12/23/2025
a,b,c
53,020
Credit Suisse Group AG
45,000 7.500%,  12/11/2023
a,b,c
48,705
Dai-ichi Life Insurance Company,
Ltd.
175,000 5.100%,  10/28/2024
a,b,c,g
193,594
Drawbridge Special Opportunities
Fund, LP
50,000 3.875%,  2/15/2026
a
51,288
ESH Hospitality, Inc.
30,000 5.250%,  5/1/2025
a
30,600
20,000 4.625%,  10/1/2027
a
21,153
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 9,115
Fifth Third Bancorp
50,000 4.500%,  9/30/2025
b,c
53,100
Fortress Transportation
20,000 6.500%,  10/1/2025
a
20,900
FTI Consulting, Inc., Convertible
18,000 2.000%,  8/15/2023 26,244
Global Net Lease, Inc.
30,000 3.750%,  12/15/2027
a
29,242
Goldman Sachs Group, Inc.
200,000 5.500%,  8/10/2024
b,c
216,000
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
13,000 4.125%,  9/1/2022 26,797
Hartford Financial Services Group,
Inc.
100,000
2.319%,  (LIBOR 3M +
2.125%), 2/12/2047
a,b
95,998
HSBC Holdings plc
46,000 6.375%,  3/30/2025
b,c
50,692
31,000 6.500%,  3/23/2028
b,c
34,759
95,000 4.600%,  12/17/2030
b,c
93,931
Huntington Bancshares, Inc.
70,000 4.450%,  10/15/2027
b,c
72,884
Icahn Enterprises, LP
50,000 6.375%,  12/15/2025 51,625
10,000 6.250%,  5/15/2026 10,475
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
a
51,156
iStar, Inc.
30,000 4.250%,  8/1/2025 30,207
iStar, Inc., Convertible
11,000 3.125%,  9/15/2022 14,492
J.P. Morgan Chase & Company
145,000
3.558%,  (LIBOR 3M +
3.320%), 7/1/2021
b,c
144,347
115,000 5.150%,  5/1/2023
b,c
118,956
50,000 6.000%,  8/1/2023
b,c
52,412
44,000 6.750%,  2/1/2024
b,c
48,180
210,000 5.000%,  8/1/2024
b,c
217,087
Principal
Amount Long-Term Fixed Income (50.1%) Value
Financials (14.7%) - continued
J.P. Morgan Chase Capital XXIII
$ 100,000
1.194%,  (LIBOR 3M +
1.000%), 5/15/2047
b
$ 85,500
Lincoln National Corporation
100,000
2.549%,  (LIBOR 3M +
2.358%), 5/17/2066
b
85,738
Lloyds Banking Group plc
42,000 7.500%,  6/27/2024
b,c
46,830
100,000 6.657%,  5/21/2037
a,b,c
129,000
LPL Holdings, Inc.
30,000 4.000%,  3/15/2029
a
30,225
MetLife, Inc.
50,000 3.850%,  9/15/2025
b,c
51,625
100,000 5.875%,  3/15/2028
b,c
110,750
MGIC Investment Corporation,
Convertible
23,000 9.000%,  4/1/2063
a
30,877
MGM Growth Properties Operating
Partnership, LP
20,000 4.625%,  6/15/2025
a
21,094
30,000 4.500%,  9/1/2026 31,398
MPT Operating Partnership, LP
20,000 4.625%,  8/1/2029 21,041
NFP Corporation
15,000 6.875%,  8/15/2028
a
15,562
Nippon Life Insurance Company
160,000 5.100%,  10/16/2044
a,b
176,800
54,000 3.400%,  1/23/2050
a,b
54,945
Pebblebrook Hotel Trust,
Convertible
25,000 1.750%,  12/15/2026 29,250
PennyMac Financial Services, Inc.
30,000 4.250%,  2/15/2029
a
28,687
Playtika Holding Corporation
10,000 4.250%,  3/15/2029
a
9,852
Provident Financing Trust I
30,000 7.405%,  3/15/2038 34,569
Prudential Financial, Inc.
150,000 5.625%,  6/15/2043
b
160,746
95,000 5.200%,  3/15/2044
b
101,159
25,000 3.700%,  10/1/2050
b
25,280
Quicken Loans, LLC
20,000 3.625%,  3/1/2029
a
19,250
Regions Financial Corporation
44,000 5.750%,  6/15/2025
b,c
48,455
Royal Bank of Scotland Group plc
44,000 8.625%,  8/15/2021
b,c
45,045
Service Properties Trust
40,000 4.750%,  10/1/2026 39,000
20,000 5.500%,  12/15/2027 21,155
Societe Generale SA
44,000 8.000%,  9/29/2025
a,b,c
51,603
Springleaf Finance Corporation
20,000 6.875%,  3/15/2025 22,748
30,000 7.125%,  3/15/2026 34,601
25,000 6.625%,  1/15/2028 28,333
Standard Chartered plc
100,000 7.500%,  4/2/2022
a,b,c
104,500
Starwood Property Trust, Inc.,
Convertible
9,000 4.375%,  4/1/2023 9,377

Multidimensional Income Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Financials (14.7%) - continued
Summit Hotel Properties, Inc.,
Convertible
$ 12,000 1.500%,  2/15/2026 $ 13,223
Truist Financial Corporation
169,000 4.950%,  9/1/2025
b,c
183,154
USB Realty Corporation
60,000
1.388%,  (LIBOR 3M +
1.147%), 1/15/2022
a,b,c
46,500
VICI Properties, LP
10,000 4.250%,  12/1/2026
a
10,231
10,000 3.750%,  2/15/2027
a
10,000
30,000 4.625%,  12/1/2029
a
31,121
Wachovia Capital Trust II
100,000
0.741%,  (LIBOR 3M +
0.500%), 1/15/2027
b
95,850
Wells Fargo & Company
90,000 3.900%,  3/15/2026
b,c
90,891
Total 5,979,291
Technology (2.1%)
Akamai Technologies, Inc.,
Convertible
10,000 0.125%,  5/1/2025 12,094
27,000 0.375%,  9/1/2027 29,278
Banff Merger Sub, Inc.
15,000 9.750%,  9/1/2026
a
15,975
CDW, LLC
30,000 4.250%,  4/1/2028 31,050
CommScope Technologies
Finance, LLC
40,000 6.000%,  6/15/2025
a
40,802
CommScope, Inc.
25,000 7.125%,  7/1/2028
a
26,552
Diamond Sports Group, LLC
40,000 6.625%,  8/15/2027
a
20,800
Gartner, Inc.
20,000 4.500%,  7/1/2028
a
20,625
30,000 3.750%,  10/1/2030
a
29,752
Iron Mountain, Inc.
40,000 5.000%,  7/15/2028
a
40,900
J2 Global, Inc., Convertible
40,000 1.750%,  11/1/2026
a
46,875
7,000 3.250%,  6/15/2029 12,377
Lumentum Holdings, Inc.,
Convertible
16,000 0.250%,  3/15/2024 25,631
Microchip Technology, Inc.,
Convertible
14,000 1.625%,  2/15/2027 31,850
NCR Corporation
50,000 6.125%,  9/1/2029
a
52,937
NortonLifeLock, Inc., Convertible
3,000 2.000%,  8/15/2022
a
3,493
Nuance Communications, Inc.,
Convertible
33,000 1.250%,  4/1/2025 74,973
ON Semiconductor Corporation,
Convertible
33,000 1.625%,  10/15/2023 68,413
Open Text Corporation
15,000 4.125%,  2/15/2030
a
15,205
PTC, Inc.
10,000 3.625%,  2/15/2025
a
10,262
Principal
Amount Long-Term Fixed Income (50.1%) Value
Technology (2.1%) - continued
Qorvo, Inc.
$ 20,000 3.375%,  4/1/2031
a
$ 19,598
Rackspace Technology Global,
Inc.
30,000 5.375%,  12/1/2028
a,g
30,505
Seagate HDD Cayman
40,000 3.375%,  7/15/2031
a
38,458
Sensata Technologies, Inc.
40,000 3.750%,  2/15/2031
a
39,438
Shift4 Payments, LLC
10,000 4.625%,  11/1/2026
a
10,375
SS&C Technologies, Inc.
40,000 5.500%,  9/30/2027
a
42,602
Switch, Ltd.
40,000 3.750%,  9/15/2028
a
39,389
Teradyne, Inc., Convertible
6,000 1.250%,  12/15/2023 23,078
Verint Systems, Inc., Convertible
11,000 1.500%,  6/1/2021 12,389
Vishay Intertechnology, Inc.,
Convertible
11,000 2.250%,  6/15/2025 11,963
Total 877,639
Transportation (1.0%)
Air Transport Services Group, Inc.,
Convertible
9,000 1.125%,  10/15/2024 10,057
American Airlines, Inc.
30,000 11.750%,  7/15/2025
a
37,110
55,000 5.500%,  4/20/2026
a
57,238
10,000 5.750%,  4/20/2029
a
10,636
Avis Budget Car Rental, LLC
30,000 5.375%,  3/1/2029
a
31,033
Delta Air Lines, Inc.
35,000 7.000%,  5/1/2025
a
40,319
Hawaiian Brand Intellectual
Property, Ltd.
40,000 5.750%,  1/20/2026
a
42,504
Meritor, Inc., Convertible
37,000 3.250%,  10/15/2037 43,359
Mileage Plus Holdings, LLC
30,000 6.500%,  6/20/2027
a
32,887
Southwest Airlines Company,
Convertible
28,000 1.250%,  5/1/2025 48,073
XPO Logistics, Inc.
50,000 6.750%,  8/15/2024
a
52,438
Total 405,654
U.S. Government & Agencies (5.2%)
U.S. Treasury Bonds
519,000 1.125%,  2/15/2031 490,374
U.S. Treasury Notes
1,655,000 0.375%,  1/31/2026 1,614,013
Total 2,104,387
Utilities (1.4%)
Calpine Corporation
55,000 4.500%,  2/15/2028
a
55,462
Dominion Energy, Inc.
46,000 4.650%,  12/15/2024
b,c
48,429

Multidimensional Income Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Utilities (1.4%) - continued
Duke Energy Corporation
$ 45,000 4.875%,  9/16/2024
b,c
$ 47,542
NextEra Energy Operating
Partners, LP
50,000 3.875%,  10/15/2026
a
52,437
NextEra Energy Partners, LP,
Convertible
20,000 Zero Coupon,  11/15/2025
a
21,437
NiSource, Inc.
70,000 5.650%,  6/15/2023
b,c
72,275
NRG Energy, Inc.
50,000 3.375%,  2/15/2029
a
48,812
PG&E Corporation
40,000 5.250%,  7/1/2030 42,400
Sempra Energy
44,000 4.875%,  10/15/2025
b,c
47,080
Southern Company
50,000 4.000%,  1/15/2051
b
52,763
Talen Energy Supply, LLC
30,000 7.625%,  6/1/2028
a
30,375
TerraForm Power Operating, LLC
30,000 5.000%,  1/31/2028
a
32,372
Vistra Operations Company, LLC
35,000 5.000%,  7/31/2027
a
36,051
Total 587,435
Total Long-Term Fixed Income
(cost $19,792,049) 20,411,876
Shares
Registered Investment
Companies ( 35.5% ) Value
Unaffiliated  (25.6%)
20,000 Aberdeen Asia-Pacific Income
Fund, Inc. 81,800
11,125 AllianceBernstein Global High
Income Fund, Inc. 131,831
12,068 Barings Global Short Duration
High Yield Fund 194,053
18,653 BlackRock Core Bond Trust 292,852
8,280 BlackRock Corporate High Yield
Fund, Inc. 97,207
19,663 BlackRock Credit Allocation
Income Trust 288,653
14,502 BlackRock Enhanced Equity
Dividend Trust 137,189
18,008 BlackRock Enhanced Global
Dividend Trust 206,912
10,850 BlackRock Multi-Sector Income
Trust 195,517
4,382 Blackstone Senior Floating Rate
Term Fund 68,184
47,939 BNY Mellon High Yield Strategies
Fund 148,132
5,100 Brookfield Real Assets Income
Fund, Inc. 105,570
8,231 Clough Global Opportunities Fund 100,830
4,170 Cohen & Steers Quality Income
Realty Fund, Inc. 58,046
11,470 Eaton Vance Limited Duration
Income Fund 144,866
220 Eaton Vance Senior Floating-Rate
Trust 3,034
7,376 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 68,597
Shares
Registered Investment
Companies (35.5%) Value
Unaffiliated  (25.6%)- continued
8,266 First Trust High Income Long/Short
Fund $ 124,982
6,109 First Trust Senior Floating Rate
Income Fund II 74,896
13,918 Invesco Dynamic Credit
Opportunities Fund 158,248
150 iShares International Select
g
4,722
300 iShares Mortgage Real Estate
Capped ETF 10,578
125 iShares Residential Real Estate
ETF 9,250
59,450 iShares S&P U.S. Preferred Stock
Index Fund
g
2,282,880
17,955 Ivy High Income Opportunities
Fund 244,906
16,731 Liberty All-Star Equity Fund 127,658
13,819 Madison Covered Call & Equity
Strategy Fund 104,472
13,659 New America High Income Fund,
Inc. 123,751
22,700 Nuveen Credit Strategies Income
Fund 147,550
158 Nuveen Floating Rate Income
Fund 1,526
10,208 Nuveen Global High Income Fund 157,918
12,350 Nuveen Senior Income Fund 69,284
5,455 Nuveen Short Duration Credit
Opportunities Fund 77,025
18,069 PGIM Global High Yield Fund, Inc. 269,589
13,299 PGIM High Yield Bond Fund, Inc. 208,262
7,250 Pimco Dynamic Credit And
Mortgage Income Fund 161,458
8,932 Pioneer High Income Trust 83,693
7,545 Royce Micro-Cap Trust, Inc. 85,258
5,817 Royce Value Trust, Inc. 105,346
18,999 SPDR Bloomberg Barclays High
Yield Bond ETF
g
2,067,091
11,898 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 325,172
13,413 Templeton Emerging Markets
Income Fund 98,854
4,735 Tri-Continental Corporation 153,556
13,061 Virtus Dividend, Interst & Premium
Strategy Fund 179,981
6,190 Voya Asia Pacific High Dividend
Equity Income Fund 57,567
19,426 Voya Global Equity Dividend &
Premium Opportunity Fund 110,728
8,350 Voya Infrastructure Industrials and
Materials Fund 103,373
35,748 Wells Fargo Global Dividend
Opportunity Fund 188,034
17,507 Wells Fargo Income Opportunities
Fund 147,759

Multidimensional Income Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (35.5%) Value
Unaffiliated  (25.6%)- continued
9,778 Western Asset High Income
Opportunity Fund, Inc. $ 49,672
Total 10,438,312
Affiliated  (9.9%)
416,383 Thrivent Core Emerging Markets
Debt Fund 4,026,422
Total 4,026,422
Total Registered Investment
Companies (cost $13,788,825) 14,464,734
Shares
Collateral Held for Securities
Loaned ( 11.1% ) Value
4,502,898 Thrivent Cash Management Trust 4,502,898
Total Collateral Held for
Securities Loaned
(cost $4,502,898) 4,502,898
Shares Common Stock ( 5.7% ) Value
Communications Services (0.2%)
86 Charter Communications, Inc.
h
53,064
585 Twitter, Inc.
h
37,224
21 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h
269
Total 90,557
Consumer Discretionary (0.3%)
683 Bloomin' Brands, Inc.
h
18,475
15 Booking Holdings, Inc.
h
34,947
27 Burlington Stores, Inc.
h
8,068
548 Callaway Golf Company 14,659
136 Dick's Sporting Goods, Inc. 10,356
3,310 Under Armour, Inc., Class C
h
61,103
Total 147,608
Consumer Staples (0.1%)
456 Bunge, Ltd. 36,147
Total 36,147
Energy (1.0%)
116 Cheniere Energy, Inc.
h
8,353
1,720 Enbridge, Inc. 62,608
2,200 Enterprise Products Partners, LP 48,444
639 EQT Corporation
h
11,873
2,800 Kinder Morgan, Inc. 46,620
2,100 MPLX, LP 53,823
269 PDC Energy, Inc.
h
9,254
161 Pioneer Natural Resources
Company 25,570
300 SM Energy Company 4,911
1,500 TC Energy Corporation 68,625
2,300 Williams Companies, Inc. 54,487
Total 394,568
Financials (2.0%)
4,400 AG Mortgage Investment Trust,
Inc. 17,732
14,950 Annaly Capital Management, Inc. 128,570
3,300 Apollo Commercial Real Estate
Finance, Inc. 46,101
188 Ares Capital Corporation 3,517
474 Bank of America Corporation 18,339
Shares Common Stock (5.7%) Value
Financials (2.0%) - continued
4,900 BlackRock TCP Capital
Corporation $ 67,767
328 Blackstone Mortgage Trust, Inc. 10,168
3,800 Chimera Investment Corporation 48,260
3,050 FS KKR Capital Corporation 60,482
3,800 FS KKR Capital Corporation II 74,214
5,287 Golub Capital BDC, Inc. 77,296
6,200 Granite Point Mortgage Trust, Inc. 74,214
618 KKR & Company, Inc. 30,189
3,278 Sixth Street Specialty Lending, Inc. 68,936
297 Starwood Property Trust, Inc. 7,348
7,200 Two Harbors Investment
Corporation 52,776
381 Wells Fargo & Company 14,886
Total 800,795
Health Care (0.3%)
91 Anthem, Inc. 32,664
278 Danaher Corporation 62,572
44 Illumina, Inc.
h
16,899
Total 112,135
Industrials (0.4%)
288 Chart Industries, Inc.
h
40,997
248 Fortive Corporation 17,519
454 Greenbrier Companies, Inc. 21,438
344 Meritor, Inc.
h
10,120
443 Patrick Industries, Inc. 37,655
136 Southwest Airlines Company
h
8,304
90 Stanley Black & Decker, Inc. 17,970
80 Tutor Perini Corporation
h
1,516
Total 155,519
Information Technology (0.9%)
165 Broadcom, Ltd. 76,504
388 II-VI, Inc.
h
26,528
183 Lumentum Holdings, Inc.
h
16,717
323 Microchip Technology, Inc. 50,136
753 Micron Technology, Inc.
h
66,422
177 Motorola Solutions, Inc. 33,285
495 ON Semiconductor Corporation
h
20,597
2,321 Sabre Corporation
h
34,374
12 ServiceNow, Inc.
h
6,001
156 Teradyne, Inc. 18,982
114 Western Digital Corporation 7,610
Total 357,156
Materials (<0.1%)
40 International Flavors & Fragrances,
Inc. 5,584
Total 5,584
Real Estate (0.5%)
6,800 AGNC Investment Corporation 113,968
160 iSTAR Financial, Inc. 2,845
9,000 New Residential Investment
Corporation 101,250
248 Pebblebrook Hotel Trust 6,024
Total 224,087
Utilities (<0.1%)
67 NextEra Energy Partners, LP 4,883

Multidimensional Income Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (5.7%) Value
Utilities (<0.1%) - continued
119 NextEra Energy, Inc. $ 8,998
Total 13,881
Total Common Stock
(cost $2,090,917) 2,338,037
Shares Preferred Stock ( 5.3% ) Value
Communications Services (0.4%)
5,275 AT&T, Inc., 4.750%
c
133,299
1,525 AT&T, Inc., 5.000%
c
40,214
Total 173,513
Consumer Discretionary (<0.1%)
180 International Flavors & Fragrances,
Inc., Convertible, 6.000% 8,827
Total 8,827
Consumer Staples (0.2%)
3,200 CHS, Inc., 6.750%
b,c
88,384
Total 88,384
Energy (0.3%)
10,535 Crestwood Equity Partners, LP,
9.250%
c
91,022
525 Energy Transfer Operating, LP,
7.600%
b,c
12,553
1,415 Nustar Logistics, LP, 6.975%
b
34,880
Total 138,455
Financials (3.5%)
925 Aegon Funding Corporation II,
5.100% 24,004
5,000 Allstate Corporation, 5.100%
c
135,050
5,000 Bank of America Corporation,
5.000%
c
132,350
1,250 Bank of America Corporation,
5.375%
c
33,850
9 Bank of America Corporation,
Convertible, 7.250%
c
12,582
1,800 Capital One Financial Corporation,
5.000%
c
46,350
2,000 Citigroup Capital XIII, 6.582%
b
53,800
2,000 Equitable Holdings, Inc., 5.250%
c
52,560
60 First Horizon Bank, 3.750%
a,b,c
49,800
5,300 GMAC Capital Trust I, 5.983%
b
135,044
1,225 J.P. Morgan Chase & Company,
4.750%
c
32,364
1,900 J.P. Morgan Chase & Company,
5.750%
c
51,509
1,850 Legg Mason, Inc., 5.450% 47,175
5,500 Morgan Stanley, 5.850%
b,c
156,640
3,300 Morgan Stanley, 7.125%
b,c,g
95,238
250 Synovus Financial Corporation,
5.875%
b,c
6,720
2,750 Truist Financial Corporation,
4.750%
c
70,813
190 Wells Fargo & Company,
Convertible, 7.500%
c
269,308
Total 1,405,157
Shares Preferred Stock (5.3%) Value
Health Care (<0.1%)
4 Danaher Corporation, Convertible,
5.000% $ 5,181
Total 5,181
Industrials (0.1%)
13 Fortive Corporation, Convertible,
5.000% 12,942
285 Stanley Black & Decker, Inc.,
Convertible, 5.250% 33,625
Total 46,567
Real Estate (0.4%)
3,950 Public Storage, 4.125%
c
101,949
850 Public Storage, 4.625%
c
22,831
225 Public Storage, 4.700%
c
6,032
325 Public Storage, 4.875%
c
8,704
Total 139,516
Utilities (0.4%)
91 American Electric Power
Company, Inc., Convertible,
6.125% 4,392
314 NextEra Energy, Inc., Convertible,
4.872% 18,027
4,000 Southern Company, 4.950% 105,280
281 Southern Company, Convertible,
6.750% 14,311
Total 142,010
Total Preferred Stock
(cost $2,120,684) 2,147,610
Shares Short-Term Investments ( 3.2% ) Value
Thrivent Core Short-Term Reserve
Fund
130,347 0.180% 1,303,466
Total Short-Term Investments
(cost $1,303,289) 1,303,466
Total Investments (cost
$43,598,662) 110.9% $45,168,621
Other Assets and Liabilities, Net
(10.9%) (4,424,575)
Total Net Assets 100.0% $40,744,046
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $8,838,489 or 21.7% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
March 31, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.

Multidimensional Income Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2021.
g All or a portion of the security is on loan.
h Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Fund as of March 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 210,773
Common Stock 4,214,948
Total lending $4,425,721
Gross amount payable upon return of
collateral for securities loaned $4,502,898
Net amounts due to counterparty
$77,177
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
LIBOR 3M - ICE Libor USD Rate 3 Month

Multidimensional Income Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Multidimensional Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 783,754 – 783,754 –
Capital Goods 1,178,542 – 1,178,542 –
Collateralized Mortgage Obligations 135,242 – 135,242 –
Communications Services 1,817,943 – 1,803,888 14,055
Consumer Cyclical 2,413,015 – 2,413,015 –
Consumer Non-Cyclical 1,942,193 – 1,942,193 –
Energy 2,186,781 – 2,186,781 –
Financials 5,979,291 – 5,979,291 –
Technology 877,639 – 877,639 –
Transportation 405,654 – 405,654 –
U.S. Government & Agencies 2,104,387 – 2,104,387 –
Utilities 587,435 – 587,435 –
Registered Investment Companies
Unaffiliated 10,438,312 10,438,312 – –
Common Stock
Communications Services 90,557 90,288 269 –
Consumer Discretionary 147,608 147,608 – –
Consumer Staples 36,147 36,147 – –
Energy 394,568 394,568 – –
Financials 800,795 800,795 – –
Health Care 112,135 112,135 – –
Industrials 155,519 155,519 – –
Information Technology 357,156 357,156 – –
Materials 5,584 5,584 – –
Real Estate 224,087 224,087 – –
Utilities 13,881 13,881 – –
Preferred Stock
Communications Services 173,513 173,513 – –
Consumer Discretionary 8,827 8,827 – –
Consumer Staples 88,384 88,384 – –
Energy 138,455 138,455 – –
Financials 1,405,157 1,355,357 49,800 –
Health Care 5,181 5,181 – –
Industrials 46,567 46,567 – –
Real Estate 139,516 139,516 – –
Utilities 142,010 142,010 – –
Subtotal Investments in Securities $35,335,835 $14,873,890 $20,447,890 $14,055
Other Investments  * Total
Affiliated Registered Investment Companies 4,026,422
Affiliated Short-Term Investments 1,303,466
Collateral Held for Securities Loaned 4,502,898
Subtotal Other Investments $9,832,786
Total Investments at Value $45,168,621
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Fund
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Fund, is as follows:
Fund
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $3,673 $615 $– $4,026 416 9.9%
Total Affiliated Registered Investment
Companies 3,673 4,026 9.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 1,116 6,197 6,010 1,303 130 3.2
Total Affiliated Short-Term Investments 1,116 1,303 3.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   253 25,587 21,337 4,503 4,503 11.1
Total Collateral Held for Securities Loaned 253 4,503 11.1
Total Value $5,042 $9,832
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(262) $– $40
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 0 0 – 1
Total Income/Non Income Cash from Affiliated Investments $41
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total $0 $(262) $–

Notes to Schedule of Investments
as of March 31, 2021
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The
pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has delegated responsibility for daily valuation of the
Funds' securities to the Funds' investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures.  The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities: typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do
not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Derivative Financial Instruments
— Each of the Funds may
invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use
derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the

Notes to Schedule of Investments
as of March 31, 2021
(unaudited)

risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— Each of the Funds may buy put and call options and
write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Notes to Schedule of Investments
as of March 31, 2021
(unaudited)

During the period ended March 31, 2021, no funds engaged in
this type of transaction.
Futures Contracts
— Each of the Funds may use futures
contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the
broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-
traded futures have no significant counterparty risk as the
exchange guarantees the contracts against default.
During the period ended March 31, 2021, Diversified Income
Plus used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.
During the period ended March 31, 2021, Diversified Income
Plus used equity futures to manage exposure to the equities
market.
During the period ended March 31, 2021, Diversified Income
Plus used foreign exchange futures to hedge currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-
currency-denominated investments. These contracts are
recorded at value and the realized- and change in unrealized-
foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed.
These contracts are over-the-counter and a Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.
During the period ended March 31, 2021, no funds engaged in
this type of transaction.
Swap Agreements
— Each of the Funds may enter into swap
transactions, which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities. If there is a default by the counterparty, the
Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap
agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing
service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on
swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations.
Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as
realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A

Notes to Schedule of Investments
as of March 31, 2021
(unaudited)

buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices ("CDX Indices"). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future
payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss or the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended March 31, 2021, no funds engaged in
this type of transaction.
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.